As filed with the Securities and Exchange Commission on
                             or about June 1, 2006

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form N-1A

        REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF 1933
                                                                          [_]

        Registration No. 333-33607

        Pre-Effective Amendment No.
                                                                          [_]
                                  ----

        Post-Effective Amendment No. __19__

                                                                          [X]

        REGISTRATION STATEMENT UNDER THE
          INVESTMENT COMPANY ACT OF 1940
                                                                          [_]

        Registration No. 811-08333

        Amendment No. __20__

                                                                          [X]

                               -----------------

                          Nuveen Investment Trust II
        (Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois                  60606
(Address of Principal Executive Offices)               (Zip Code)

      Registrant's Telephone Number, Including Area Code: (312) 917-7700

                                                       Copies to:
 Jessica R. Droeger--Vice President and               Eric F. Fess
                Secretary                        Chapman and Cutler LLP
          333 West Wacker Drive                       111 W. Monroe
         Chicago, Illinois 60606                 Chicago, Illinois 60603
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box):


[X]immediately upon filing pursuant to paragraph (b) [_]on (date) pursuant to paragraph (a)(1)
[_]on              pursuant to paragraph (b)         [_]75 days after filing pursuant to paragraph (a)(2)
[_]60 days after filing pursuant to paragraph (a)(1) [_]on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   CONTENTS

                                      OF


                        POST-EFFECTIVE AMENDMENT NO. 19


   This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

                   The Facing Sheet

                   Part A--Prospectus for Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small-Mid Cap Core Fund

                   Part B--Statements of Additional Information for the Funds

                   Part C--Other Information

                   Signatures

                   Index to Exhibits

                   Exhibits

   Nuveen Investment Trust II is a multi-series investment company that consists of ten series. Six of those series, the Nuveen NWQ International Value Fund, Nuveen Rittenhouse Growth Fund, Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund, Nuveen Santa Barbara Dividend Growth Fund and Nuveen NWQ Global All-Cap Fund, are not included in this amendment to the Registration Statement and are not affected by this amendment to the Registration Statement.

                              Nuveen Investments

                                 Equity Funds


                            PROSPECTUS June 1, 2006


For investors seeking long-term capital appreciation.

                                   [GRAPHIC]

Nuveen Symphony Large-Cap Value Fund
Nuveen Symphony All-Cap Core Fund
Nuveen Symphony Mid-Cap Core Fund
Nuveen Symphony Small-Mid Cap Core Fund

      The Securities and Exchange Commission has not approved    [GRAPHIC]
      or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

          We have used the         Section 1 The Funds......................................................................  1
          Icons below
          throughout this          This section provides you with an overview of the funds, including investment objectives,
          prospectus to make it    risk factors and expense information.....................................................
          easy for you to find the
          type of information      Introduction.............................................................................  1
          you need.
                                   Nuveen Symphony Large-Cap Value Fund.....................................................  2

                                   Nuveen Symphony All-Cap Core Fund........................................................  5

                                   Nuveen Symphony Mid-Cap Core Fund........................................................  8

                                   Nuveen Symphony Small-Mid Cap Core Fund.................................................. 11

                                   Section 2 How We Manage Your Money....................................................... 14

                                   This section gives you a detailed discussion of our investment and risk management strategies.

                                   Who Manages the Funds.................................................................... 14

[GRAPHIC] Investment Strategy      What Types of Securities We Invest In.................................................... 15

                                   How We Select Investments................................................................ 16

                                   What the Risks Are....................................................................... 17

[GRAPHIC] Risks                    How We Manage Risk....................................................................... 17

                                   Section 3 How You Can Buy and Sell Shares................................................ 19

[GRAPHIC] Fees, Charges and        This section provides the information you need to move money into or out of your
          Expenses                 account..................................................................................

                                   What Share Classes We Offer.............................................................. 19

                                   How to Reduce Your Sales Charge.......................................................... 20

[GRAPHIC] Shareholder              How to Buy Shares........................................................................ 22

          Instructions             Systematic Investing..................................................................... 23

                                   Systematic Withdrawal.................................................................... 24

                                   Special Services......................................................................... 25

[GRAPHIC] Performance and          How to Sell Shares....................................................................... 25

          Current Portfolio        Section 4 General Information............................................................ 28

          Information              This section summarizes the funds' distribution policies and other general fund information..............................................................................

                                   Dividends, Distributions and Taxes....................................................... 28

                                   Distribution and Service Plans........................................................... 29

                                   Net Asset Value.......................................................................... 30

                                   Frequent Trading......................................................................... 30

                                   Fund Service Providers................................................................... 31

                                                                   June 1, 2006


Section 1 The Funds

Nuveen Symphony Large-Cap Value Fund
Nuveen Symphony All-Cap Core Fund
Nuveen Symphony Mid-Cap Core Fund
Nuveen Symphony Small-Mid Cap Core Fund

               Introduction

     [GRAPHIC] This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

        NOT FDIC OR GOVERNMENT INSURED MAY LOSE VALUE NO BANK GUARANTEE

                                                         Section 1 The Funds | 1

          Nuveen Symphony Large-Cap Value Fund

          Fund Overview

[GRAPHIC] Investment Objective

          The investment objective of the fund is to seek long-term capital appreciation.

[GRAPHIC] How the Fund Pursues Its Objective

          Under normal market conditions, at least 80% of the fund's net assets will be invested in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 1000 Value Index.
          The market capitalizations of companies in this index may fluctuate and may rise above or fall below the Russell
          1000 Value Index's capitalization range when that index is reconstituted on an annual basis. The Fund will not be forced to sell a stock because it has grown to or fallen below a market capitalization outside of the current range.

          Nuveen Asset Management ("NAM"), the fund's investment adviser, has selected Symphony Asset Management
          ("Symphony"), an affiliate of NAM, as sub-adviser to manage the investment portfolio of the fund. Fundamental to Symphony's investment philosophy is the concept that both quantitative and qualitative methods have value.
          Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods exploit the research, experience, and insights of skilled analysts and portfolio managers. Symphony aims to maximize the potential value of both approaches by applying them at appropriate stages of the investment process.

          The goal of Symphony's unique process as applied to this fund is to construct a well diversified portfolio that generates returns in excess of the Russell 1000 Value Index without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolio relative to the Russell 1000 Value
          Index, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving the portfolio's potential to generate returns in excess of the benchmark.

          Under normal market conditions, the Fund intends to be fully invested in equity securities, but generally may hold cash equivalents and other short-term fixed-income securities as a byproduct of the investment process and in order to meet fund expenses. During certain temporary periods, in order to keep cash on hand fully invested or as a defensive measure in response to prevailing market conditions, the Fund may invest without limitation in cash equivalents and short-term fixed-income securities.

[GRAPHIC] What Are the Risks of Investing in the Fund?

          Equity Market Risk - The fund exposes you to equity market risk. Equity market risk is the risk that a particular stock, the fund itself or stocks in general may fall in value. Stocks will decline in response to such factors as adverse company news or industry developments or a general economic decline.

          As with any mutual fund investment, loss of money is a risk of investing.

[GRAPHIC] Is This Fund Right For You?

          This fund may be right for you if you are seeking:

          .    long-term total return potential from a value-oriented equity investing strategy;

          .    exposure to large capitalization stocks; or

          .    to meet long-term financial goals.

          You should not invest in this fund if you are:

          .    unwilling to accept share price fluctuation, including the possibility of sharp price declines; or

          .    investing to meet short-term financial goals.

          Fund Performance

          Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.


                                                         Section 1 The Funds | 2

          What Are the Costs of Investing?

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          Shareholder Transaction Expenses/1/

          Paid Directly From Your Investment

          Share Class                                           A        B        C      R/2/
          -----------                                        ----     ----     ----     ----
          Maximum Sales Charge Imposed on Purchases......... 5.75%/3/ None     None     None
          Maximum Sales Charge Imposed on Reinvested
            Dividends....................................... None     None     None     None
          Exchange Fees..................................... None     None     None     None
          Deferred Sales Charge/4/.......................... None/5/     5%/6/    1%/7/ None

          Annual Fund Operating Expenses/8/
          Paid From Fund Assets

          Share Class                                           A        B        C       R
          -----------                                        ----     ----     ----     ----
          Management Fees...................................  .80%     .80%     .80%     .80%
          12b-1 Distribution and Service Fees/9/............  .25%    1.00%    1.00%      --
          Other Expenses (estimated)........................  .39%     .39%     .39%     .39%
                                                             ----     ----     ----     ----
          Total Annual Fund Operating Expenses--Gross....... 1.44%    2.19%    2.19%    1.19%
          Expense Reimbursement............................. (.14%)   (.14%)   (.14%)   (.14%)
                                                             ----     ----     ----     ----
          Total Annual Fund Operating Expenses--Net*........ 1.30%    2.05%    2.05%    1.05%
                                                             ====     ====     ====     ====

          * The Total Annual Fund Operating Expenses-Net are estimated for the first full fiscal year and reflect the contractual commitment by the fund's investment adviser to waive fees and reimburse expenses. The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2009, in order to prevent Total Annual Fund Operating Expenses-Net (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.05% (1.30% after
            November 30, 2009) of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee. See "Who Manages the Funds."

          The following example is intended to help you compare the estimated cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual
          Fund Operating Expenses-Net remain the same. Your actual returns and costs may be higher or lower.



                                                         Section 1 The Funds | 3

                                            Redemption         No Redemption
                                        ------------------- -------------------
Share Class                              A    B    C    R    A    B    C    R
-----------                             ---- ---- ---- ---- ---- ---- ---- ----
1 Year................................. $700 $608 $208 $107 $700 $208 $208 $107
3 Years................................ $963 $943 $643 $334 $963 $643 $643 $334


1. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

3. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

4.  As a percentage of the lesser of purchase price or redemption proceeds.


5. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


6. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

7.  Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.


8. The percentages shown are based on an estimated $50 million average net asset size for the fund's first full fiscal year.


9. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.




                                                         Section 1 The Funds | 4

          Nuveen Symphony All-Cap Core Fund

          Fund Overview

[GRAPHIC] Investment Objective

          The investment objective of the fund is to seek long-term capital appreciation.

[GRAPHIC] How the Fund Pursues Its Objective

          Under normal market conditions, at least 80% of the fund's net assets will be invested in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 3000 Index. The market capitalizations of companies in this index may fluctuate and may rise above or fall below the Russell
          3000 Index's capitalization range when that index is reconstituted on an annual basis. The Fund will not be forced to sell a stock because it has grown to or fallen below a market capitalization outside of the current range.

          NAM has selected Symphony, an affiliate of NAM, as sub-adviser to manage the investment portfolio of the fund. Fundamental to Symphony's investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods exploit the research, experience, and insights of skilled analysts and portfolio managers.
          Symphony aims to maximize the potential value of both approaches by applying them at appropriate stages of the investment process.

          The goal of Symphony's unique process as applied to this fund is to construct a well diversified portfolio that generates returns in excess of the Russell 3000 Index without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolio relative to the Russell 3000 Index, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving the portfolio's potential to generate returns in excess of the benchmark.

          Under normal market conditions, the Fund intends to be fully invested in equity securities, but generally may hold cash equivalents and other short-term fixed-income securities as a byproduct of the investment process and in order to meet fund expenses. During certain temporary periods, in order to keep cash on hand fully invested or as a defensive measure in response to prevailing market conditions, the Fund may invest without limitation in cash equivalents and short-term fixed-income securities.

[GRAPHIC] What Are the Risks of Investing in the Fund?

          Equity Market /Small Company Risk--The fund exposes you to equity market risk. Equity market risk is the risk that a particular stock, the fund itself or stocks in general may fall in value. Stocks will decline in response to such factors as adverse company news or industry developments or a general economic decline. These risks are greater for small and medium market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be more dependent on a smaller management group than larger more established companies. These companies are also typically less liquid than larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time or price that the fund would like.

          As with any mutual fund investment, loss of money is a risk of investing.

[GRAPHIC] Is This Fund Right For You?

          This fund may be right for you if you are seeking:

          .    long-term total return potential from a core equity investing strategy;

          .    exposure to stocks with a wide range of capitalization; or

          .    to meet long-term financial goals.

          You should not invest in this fund if you are:

          .    unwilling to accept share price fluctuation, including the possibility of sharp price declines; or

          .    investing to meet short-term financial goals.

          Fund Performance

          Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.


                                                         Section 1 The Funds | 5

          What Are the Costs of Investing?

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          Shareholder Transaction Expenses/1/

          Paid Directly From Your Investment

          Share Class                                         A        B        C      R/2/
          -----------                                      ----     ----     ----     ----
          Maximum Sales Charge Imposed on Purchases....... 5.75%/3/ None     None     None
          Maximum Sales Charge Imposed on Reinvested
            Dividends..................................... None     None     None     None
          Exchange Fees................................... None     None     None     None
          Deferred Sales Charge/4/........................ None/5/     5%/6/    1%/7/ None

          Annual Fund Operating Expenses/8/
          Paid From Fund Assets

          Share Class                                         A        B        C       R
          -----------                                      ----     ----     ----     ----
          Management Fees.................................  .90%     .90%     .90%     .90%
          12b-1 Distribution and Service Fees/9/..........  .25%    1.00%    1.00%      --
          Other Expenses (estimated)......................  .39%     .39%     .39%     .39%
                                                           ----     ----     ----     ----
          Total Annual Fund Operating Expenses--Gross..... 1.54%    2.29%    2.29%    1.29%
          Expense Reimbursement........................... (.14%)   (.14%)   (.14%)   (.14%)
                                                           ----     ----     ----     ----
          Total Annual Fund Operating Expenses--Net*...... 1.40%    2.15%    2.15%    1.15%
                                                           ====     ====     ====     ====

          * The Total Annual Fund Operating Expenses-Net are estimated for the first full fiscal year and reflect the contractual commitment by the fund's investment adviser to waive fees and reimburse expenses. The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2009, in order to prevent Total Annual Fund Operating Expenses-Net (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.15% (1.40% after
            November 30, 2009) of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee. See "Who Manages the Funds."

          The following example is intended to help you compare the estimated cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total
          Annual Fund Operating Expenses-Net remain the same. Your actual returns and costs may be higher or lower.


                                                         Section 1 The Funds | 6

                                            Redemption         No Redemption
                                        ------------------- -------------------
Share Class                              A    B    C    R    A    B    C    R
-----------                             ---- ---- ---- ---- ---- ---- ---- ----
1 Year                                  $709 $618 $218 $117 $709 $218 $218 $117
3 Years                                 $993 $973 $673 $365 $993 $673 $673 $365


1. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

3. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

4.  As a percentage of the lesser of purchase price or redemption proceeds.


5. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


6. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

7.  Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.


8. The percentages shown are based on an estimated $50 million average net asset size for the fund's first full fiscal year.


9. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.



                                                         Section 1 The Funds | 7

          Nuveen Symphony Mid-Cap Core Fund

          Fund Overview

[GRAPHIC] Investment Objective

          The investment objective of the fund is to seek long-term capital appreciation.

[GRAPHIC] How the Fund Pursues Its Objective

          Under normal market conditions, at least 80% of the fund's net assets will be invested in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell Midcap
          Index. The market capitalizations of companies in this index may fluctuate and may rise above or fall below the Russell Midcap Index's capitalization range when that index is reconstituted on an annual basis.
          The Fund will not be forced to sell a stock because it has grown to or fallen below a market capitalization outside of the current range.

          NAM has selected Symphony, an affiliate of NAM, as sub-adviser to manage the investment portfolio of the fund. Fundamental to Symphony's investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods exploit the research, experience, and insights of skilled analysts and portfolio managers. Symphony aims to maximize the potential value of both approaches by applying them at appropriate stages of the investment process.

          The goal of Symphony's unique process as applied to this fund is to construct a well diversified portfolio that generates returns in excess of the Russell Midcap Index without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolio relative to the Russell Midcap Index, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving the portfolio's potential to generate returns in excess of the benchmark.

          Under normal market conditions, the Fund intends to be fully invested in equity securities, but generally may hold cash equivalents and other short-term fixed-income securities as a byproduct of the investment process and in order to meet fund expenses. During certain temporary periods, in order to keep cash on hand fully invested or as a defensive measure in response to prevailing market conditions, the Fund may invest without limitation in cash equivalents and short-term fixed-income securities.

[GRAPHIC] What Are the Risks of Investing in the Fund?

          Equity Market/Small Company Risk - The fund exposes you to equity market risk. Equity market risk is the risk that a particular stock, the fund itself or stocks in general may fall in value. Stocks will decline in response to such factors as adverse company news or industry developments or a general economic decline. These risks are greater for small and medium market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be more dependent on a smaller management group than larger more established companies. These companies are also typically less liquid than larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time or price that the fund would like.

          As with any mutual fund investment, loss of money is a risk of investing.

[GRAPHIC] Is This Fund Right For You?

          This fund may be right for you if you are seeking:

            . long-term total return potential from a core equity investing strategy;

            .   exposure to mid-capitalization stocks; or

            .   to meet long-term financial goals.

          You should not invest in this fund if you are:

            . unwilling to accept share price fluctuation, including the possibility of sharp price declines; or

            .   investing to meet short-term financial goals.

          Fund Performance

          Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.


                                                         Section 1 The Funds | 8

          What Are the Costs of Investing?

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          Shareholder Transaction Expenses/1/

          Paid Directly From Your Investment

          Share Class                                       A        B        C      R/2/
          -----------                                   ----      ----     ----     ----
          Maximum Sales Charge Imposed on Purchases.... 5.75% /3/ None     None     None
          Maximum Sales Charge Imposed on Reinvested
            Dividends.................................. None      None     None     None
          Exchange Fees................................ None      None     None     None
          Deferred Sales Charge/4/..................... None/5/      5%/6/    1%/7/ None

          Annual Fund Operating Expenses/8/
          Paid From Fund Assets

          Share Class                                       A        B        C       R
          -----------                                   ----      ----     ----     ----
          Management Fees..............................  .90%      .90%     .90%     .90%
          12b-1 Distribution and Service Fees/9/.......  .25%     1.00%    1.00%      --
          Other Expenses (estimated)...................  .39%      .39%     .39%     .39%
                                                        ----      ----     ----     ----
          Total Annual Fund Operating Expenses--Gross.. 1.54%     2.29%    2.29%    1.29%
          Expense Reimbursement........................ (.14%)    (.14%)   (.14%)   (.14%)
                                                        ----      ----     ----     ----
          Total Annual Fund Operating Expenses--Net*... 1.40%     2.15%    2.15%    1.15%
                                                        ====      ====     ====     ====

          * The Total Annual Fund Operating Expenses-Net are estimated for the first full fiscal year and reflect the contractual commitment by the fund's investment adviser to waive fees and reimburse expenses. The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2009, in order to prevent Total Annual Fund Operating Expenses-Net (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding
            1.15% (1.40% after November 30, 2009) of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee. See "Who
            Manages the Funds."

          The following example is intended to help you compare the estimated cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated
          and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the
          Total Annual Fund Operating Expenses-Net remain the same. Your actual returns and costs may be higher or lower.


                                                         Section 1 The Funds | 9

                                            Redemption         No Redemption
                                        ------------------- -------------------
Share Class                              A    B    C    R    A    B    C    R
-----------                             ---- ---- ---- ---- ---- ---- ---- ----
1 Year................................. $709 $618 $218 $117 $709 $218 $218 $117
3 Years................................ $993 $973 $673 $365 $993 $673 $673 $365



1. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

3. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

4. As a percentage of the lesser of purchase price or redemption proceeds.


5. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


6. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

7. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.


8. The percentages shown are based on an estimated $50 million average net asset size for the fund's first full fiscal year.


9. Long-term holders of Class B and C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.



                                                        Section 1 The Funds | 10

          Nuveen Symphony Small-Mid Cap Core Fund

          Fund Overview

[GRAPHIC] Investment Objective

          The investment objective of the fund is to seek long-term capital appreciation.

[GRAPHIC] How the Fund Pursues Its Objective

          Under normal market conditions, at least 80% of the fund's net assets will be invested in equity securities of companies with varying market capitalizations similar to the stocks included in the Russell 2500
          Index. The market capitalizations of companies in this index may fluctuate and may rise above or fall below the Russell 2500 Index's capitalization range when that index is reconstituted on an annual basis. The Fund will not be forced to sell a stock because it has grown to or fallen below a market capitalization outside of the current range.

          NAM has selected Symphony, an affiliate of NAM, as sub-adviser to manage the investment portfolio of the fund. Fundamental to Symphony's investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods exploit the research, experience, and insights of skilled analysts and portfolio managers. Symphony aims to maximize the potential value of both approaches by applying them at appropriate stages of the investment process.

          The goal of Symphony's unique process as applied to this fund is to construct a well diversified portfolio that generates returns in excess of the Russell 2500 Index without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolio relative to the Russell 2500 Index, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving the portfolio's potential to generate returns in excess of the benchmark.

          Under normal market conditions, the Fund intends to be fully invested in equity securities, but generally may hold cash equivalents and other short-term fixed-income securities as a byproduct of the investment process and in order to meet fund expenses. During certain temporary periods, in order to keep cash on hand fully invested or as a defensive measure in response to prevailing market conditions, the Fund may invest without limitation in cash equivalents and short-term fixed-income securities.

[GRAPHIC] What Are the Risks of Investing in the Fund?

          Equity Market/Small Company Risk--The fund exposes you to equity market risk. Equity market risk is the risk that a particular stock, the fund itself or stocks in general may fall in value. Stocks will decline in response to such factors as adverse company news or industry developments or a general economic decline. These risks are greater for small and medium market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be more dependent on a smaller management group than larger more established companies. These companies are also typically less liquid than larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time or price that the fund would like.

          As with any mutual fund investment, loss of money is a risk of investing.

[GRAPHIC] Is This Fund Right For You?

          This fund may be right for you if you are seeking:

            .   long-term total returns from a core equity investing strategy;

            .   exposure to small and mid-capitalization stocks; or

            .   to meet long-term financial goals.

          You should not invest in this fund if you are:

            . unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

            .   investing to meet short-term financial goals.

          Fund Performance

          Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.


                                                        Section 1 The Funds | 11

          What Are the Costs of Investing?

[GRAPHIC] This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          Shareholder Transaction Expenses/1/

          Paid Directly From Your Investment

          Share Class                                      A        B        C      R/2/
          -----------                                   ----     ----     ----     ----
          Maximum Sales Charge Imposed on Purchases.... 5.75%/3/ None     None     None
          Maximum Sales Charge Imposed on Reinvested
            Dividends.................................. None     None     None     None
          Exchange Fees................................ None     None     None     None
          Deferred Sales Charge/4/..................... None/5/     5%/6/    1%/7/ None

          Annual Fund Operating Expenses/8/
          Paid From Fund Assets

          Share Class                                      A        B        C       R
          -----------                                   ----     ----     ----     ----
          Management Fees.............................. 1.00%    1.00%    1.00%    1.00%
          12b-1 Distribution and Service Fees/9/.......  .25%    1.00%    1.00%      --
          Other Expenses (estimated)...................  .39%     .39%     .39%     .39%
                                                        ----     ----     ----     ----
          Total Annual Fund Operating Expenses--Gross.. 1.64%    2.39%    2.39%    1.39%
          Expense Reimbursement........................ (.14%)   (.14%)   (.14%)   (.14%)
                                                        ----     ----     ----     ----
          Total Annual Fund Operating Expenses--Net*... 1.50%    2.25%    2.25%    1.25%
                                                        ====     ====     ====     ====

          * The Total Annual Fund Operating Expenses-Net are estimated for the first full fiscal year and reflect the contractual commitment by the fund's investment adviser to waive fees and reimburse expenses. The investment adviser has agreed to waive fees and reimburse expenses through November 30,
            2009, in order to prevent Total Annual Fund Operating Expenses-Net
            (excluding 12b-1 distribution and service fees and extraordinary expenses)
            from exceeding 1.25% (1.50% after November 30, 2009) of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level fee component of the management fee. See "Who Manages the Funds."

          The following example is intended to help you compare the estimated cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated
          and then either redeem or do not redeem your shares at the end of a period.
          The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses-Net remain the same. Your actual returns and costs may be higher or lower.


                                                        Section 1 The Funds | 12

                                       Redemption            No Redemption
                                 ----------------------- ---------------------
Share Class                        A      B     C    R     A     B    C    R
-----------                      ------ ------ ---- ---- ------ ---- ---- ----
1 Year.......................... $  710 $  628 $228 $127 $  719 $228 $228 $127
3 Years......................... $1,022 $1,003 $703 $397 $1,022 $703 $703 $397


1. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances, or by specified classes of investors. See "How You Can Buy and Sell Shares."

3. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."

4. As a percentage of the lesser of purchase price or redemption proceeds.


5. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."


6. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.

7. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.


8. The percentages shown are based on an estimated $50 million average net asset size for the fund's first full fiscal year.


9. Long-term holders of Class B and C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.



                                                        Section 1 The Funds | 13

Section 2 How We Manage Your Money

          To help you better understand the funds, this section includes a detailed discussion of our investment and risk management strategies.
          For a more complete discussion of these matters, please consult the Statement of Additional Information.

          Who Manages the Funds

[GRAPHIC] NAM, the funds' investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds' portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606.

          NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen
          Investments"). Founded in 1898, Nuveen Investments and its affiliates had approximately $145 billion in assets under management, as of March 31, 2006. Nuveen Investments is a publicly-traded company.

          NAM has selected Symphony Asset Management ("Symphony"), 555 California
          Street, Suite 2975, San Francisco, CA 94104, an affiliate of NAM, as sub-adviser to manage the investment portfolios of the funds. Symphony manages and supervises the investment of the funds' assets on a discretionary basis, subject to the supervision of NAM. Symphony has provided investment management services since August, 1994. Symphony managed over $5.67 billion in assets as of December 31, 2005. Symphony is organized as a member-managed limited liability company, with Nuveen
          Investments as its sole managing member. At such time as the Fund receives an exemptive order permitting it to do so, or as otherwise permitted by the 1940 Act or the rules thereunder, the Fund may, without obtaining approval of shareholders, retain an unaffiliated subadviser to perform some or all of the portfolio management functions on behalf of the Fund.

          Nuveen Investments purchased Symphony on July 16, 2001. Prior to its acquisition by Nuveen in 2001, Symphony was owned by BARRA, Inc.

          Igor Lotsvin, CFA, CPA, Equity Portfolio Manager, is the portfolio manager for the Large-Cap Value, All-Cap Core and Mid-Cap Core Funds.
          Igor also leads Symphony's fundamental research effort focused on forensic accounting. Igor joined Symphony in 2003 from Franklin
          Templeton Investments where he served as a High-Yield/Distressed
          Securities Analyst. Prior to receiving his MBA from Harvard Business
          School, Igor was in the Business Advisory Group at Arthur Andersen. Igor received a BS in Accounting magna cum laude from San Francisco State
          University.

          David Wang, Equity Portfolio Manager, is the portfolio manager for the Small-Mid Cap Core Fund. David's responsibilities also include design, research and implementation of Symphony's long-only equity strategies.
          David joined Symphony in 1994 from BARRA, Inc., where he was a member of the Active Strategies Group. At BARRA, he was responsible for investment strategy research, portfolio construction and rebalancing of several domestic and global equity funds. David received his MBA from the University of Illinois at Urbana-Champaign and holds a BS degree in Chemical Engineering from Tamkang University in Taipei.

          Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds, is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting
          Nuveen's website at www.nuveen.com/MF/resources/eReports.aspx.


                                         Section 2 How We Manage Your Money | 14

          The management fee schedule for each fund is composed of two components--a fund-level component, based only on the amount of assets within each individual fund, and a complex-level component, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

          The annual fund-level fee, payable monthly, for each of the funds is based upon the average daily net assets of each fund as follows:

                                              Large-Cap   All-Cap   Mid-Cap    Small-Mid
          Average Daily Managed Assets        Value Fund Core Fund Core Fund Cap Core Fund
          ----------------------------        ---------- --------- --------- -------------
          Less than $125 million.............   .6000%     .7000%    .7000%      .8000%
          $125 million to $250 million.......   .5875%     .6875%    .6875%      .7875%
          $250 million to $500 million.......   .5750%     .6750%    .6750%      .7750%
          $500 million to $1 billion.........   .5625%     .6625%    .6625%      .7625%
          $1 billion to $2 billion...........   .5500%     .6500%    .6500%      .7500%
          $2 billion and over................   .5250%     .6250%    .6250%      .7250%

          The complex-level component is the same for each fund and begins at a maximum rate of 0.20% of each fund's net assets, based upon complex-level assets of
          $55 billion with breakpoints for assets above that level. Therefore, the maximum management fee rate for any Nuveen fund is the fund-level component at the relevant breakpoint plus 0.20%. As of March 31, 2006, complex-level assets were approximately $67.3 billion and the effective complex-level component for each Nuveen fund was .1887% of fund net assets.

          Information regarding the Board of Trustees' approval of investment advisory contracts will be available in the funds' annual report for the twelve-month period ending July 31, 2006.

          What Types of Securities We Invest In

[GRAPHIC] Each fund's investment objective may not be changed without shareholder approval. The funds' investment policies may be changed by the Board of
          Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

          Equity Securities

          Each fund invests primarily in domestic common stocks.

          Short-Term Investments

          The funds may invest in short-term investments, including U.S. government securities, quality commercial paper or similar fixed-income securities with remaining maturities of one year or less. For more information on eligible short-term investments, see the Statement of Additional Information.

          Cash Holdings

          The funds may also hold cash or money market instruments. The percentage of each fund invested in such holdings will vary and depend on various factors, including market conditions and purchases and redemptions of such fund's shares. A large percentage of such holdings could negatively affect a funds's investment results in a period of rising market prices; conversely, it could reduce the magnitude of such fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.


                                         Section 2 How We Manage Your Money | 15

          Portfolio Holdings

          A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information. Certain portfolio securities information for each fund is available on the funds' website--www.nuveen.com--by clicking the "Individual
          Investors--Mutual Funds" section of the home page and following the applicable link for each fund in the "Find A Fund" section. By following these links, you can obtain a top ten list of each fund as of the end of the most recent month. A complete list of portfolio securities holdings information is generally made available on the funds' website following the end of each month with an approximately one-month lag. This information will remain available on the funds' website until the funds file with the Securities and Exchange
          Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

          How We Select Investments

[GRAPHIC] Fundamental to Symphony's investment philosophy is the concept that both quantitative and qualitative methods have value. Quantitative methods are disciplined, constrained, and unaffected by emotion, whereas qualitative methods exploit the intuition, experience, and insights of skilled analysts and portfolio managers. Symphony aims to maximize the potential value of both approaches by applying them at the appropriate stage of the investment process.

          The goal of Symphony's unique process is to construct well diversified portfolios that generate returns in excess of a given benchmark without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolios relative to the given benchmark, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving the portfolio's potential to generate returns in excess of the given benchmark.

          Quantitative analysis serves as a starting point in the investment process by narrowing a strategy's investable universe to securities
          Symphony believes are most attractive based on the factors that Symphony has identified and researched over the past 10 years.

          Once a company has been identified as attractive by its quantitative models, Symphony conducts qualitative analysis to research that company. Symphony's team of fundamental analysts considers each company from a broad perspective, validating the quantitative signals and incorporating elements that cannot be captured by financial ratios and other statistics. The overall process helps ensure that the stocks selected for the portfolios are attractive across multiple, uncorrelated dimensions.

          Symphony then re-applies its proprietary portfolio construction analytics and risk controls to the edited list of securities identified by its quantitative and qualitative analysis. The goal of the quantitatively-driven portfolio construction process is to build a well-diversified portfolio that reflects the given benchmark in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark.

          A security will typically be sold when its risk/return profile becomes unattractive compared with other securities in the investment universe. Changes in a security's risk/return profile may be identified by Symphony's quantitative models and/or qualitative analysis.

                                         Section 2 How We Manage Your Money | 16

          Portfolio Turnover

          A fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced during a year is known as the fund's portfolio turnover rate. The portfolio turnover rate of each fund will generally be between 120% and 160%. A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the funds of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains. Accordingly, active trading may adversely affect the funds' performance.

          What the Risks Are

[GRAPHIC] Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. In addition, the funds' investment style may not be successful in realizing the funds' investment objectives. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

          Equity market risk: As mutual funds investing all or a portion of their assets in stocks, the funds are subject to equity market risk. Equity market risk is the risk that a particular stock, a fund, an industry, or stocks in general may fall in value. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

          Small and medium sized company risk: The funds may invest in equity securities of small and medium sized companies. Small and medium sized company equity securities generally involve greater risk and price volatility than larger, more established companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on a smaller management group than large capitalization companies. In addition, such companies are typically less liquid than larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that the funds would like. The funds may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

          How We Manage Risk

[GRAPHIC] A variety of risk management strategies are utilized to help protect your capital during periods of market uncertainty or weakness. These strategies include broad portfolio diversification and investment limitations, and may include hedging. While these strategies are utilized to control or reduce risk, there is no assurance that they will succeed.


                                         Section 2 How We Manage Your Money | 17

  Investment Limitations

  Each fund has adopted certain investment limitations (based on a percentage of total assets) that cannot be changed without shareholder approval and that are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

    . 5% in securities of any one issuer, or 10% of the voting securities of that issuer (except for U.S. government securities or for 25% of the fund's total assets);

    .   25% in any one industry (except U.S. government securities).

  Please see the Statement of Additional Information for a more detailed discussion of investment limitations.

  Hedging and Other Defensive Investment Strategies

  Each fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the funds may not achieve their investment objectives.

  Although these are not principal investment strategies, we may use various investment techniques designed to hedge against changes in the values of securities a fund owns or expects to purchase, to limit the risk of price fluctuations and to preserve capital.

  These hedging strategies include using derivatives, such as financial futures contracts, options on financial futures, or stock index options. These strategies may reduce fund returns and will benefit a fund largely to the extent we are able to use them successfully. However, a fund could lose money on futures transactions or an option can expire worthless.

                                         Section 2 How We Manage Your Money | 18

Section 3 How You Can Buy and Sell Shares


          We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you.
          We offer a number of features for your convenience. For further details, please see the Statement of
          Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen's website at
          www.nuveen.com.

          What Share Classes We Offer

          Class A Shares

[GRAPHIC] You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in
          "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .25% of your fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen Investments LLC ("Nuveen"), a wholly-owned subsidiary of Nuveen Investments, Inc., and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charges for the funds are as follows:

                                                                           Sales Charge
                                                       Sales Charge          as % of            Authorized Dealer
                                                      as% of Public         Net Amount         Commission as % of
          Amount of Purchase                          Offering Price         Invested         Public Offering Price
          ------------------                          --------------       ------------       ---------------------
          Less than $50,000..........................      5.75%               6.10%                  5.00%
          $50,000 but less than $100,000.............      4.50                4.71                   4.00
          $100,000 but less than $250,000............      3.75                3.90                   3.25
          $250,000 but less than $500,000............      2.75                2.83                   2.50
          $500,000 but less than $1,000,000..........      2.00                2.04                   1.75
          $1,000,000 and over........................        --/1/               --                     --/1/

          /1/ You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge.
             Nuveen pays authorized dealers a commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a Contingent Deferred Sales Charge ("CDSC") of 1% if you
             redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

          Class B Shares

          You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1% of your fund's average daily net assets. The annual .25% service fee compensates your financial advisor for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. Nuveen retains the service and distribution fees on accounts with no authorized dealer of record. If you redeem your shares within six years of purchase, you will normally pay a
          CDSC as shown in the schedule below. The CDSC is based on your purchase or redemption price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.


                                  Section 3 How You Can Buy and Sell Shares | 19

          Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

          Years Since Purchase                                                    0-1 1-2 2-3 3-4 4-5 5-6 Over 6
          --------------------                                                    --- --- --- --- --- --- ------
          CDSC...................................................................  5%  4%  4%  3%  2%  1%  None

          The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

          Class C Shares

          You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1% of your fund's average daily net assets. The annual .25% service fee compensates your financial advisor for providing ongoing service to you. The annual .75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission. Nuveen advances the first year's service and distribution fees to your financial advisor.
          Nuveen retains the service and distribution fees on accounts with no authorized dealer of record. If you sell your shares within 12 months of purchase, you will normally pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

          The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.

          Class R Shares

          You may purchase Class R shares only under limited circumstances, at the offering price, which is the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or ongoing service or distribution fees.
          Class R shares have lower ongoing expenses than the other classes.

          How to Reduce Your Sales Charge

[GRAPHIC] We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

          Class A Sales Charge Reductions

          .   Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of any fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

          .   Letter of Intent. Subject to certain requirements, you may purchase Class A shares of any fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a
              13-month period.

          .   Group Purchase. If you are a member of a qualified group, you may purchase Class A shares of any
              Nuveen Mutual Fund at the reduced sales charge applicable to the group's aggregate purchases.

                                  Section 3 How You Can Buy and Sell Shares | 20

  For purposes of calculating the appropriate sales charge as described under Rights of
  Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii)
  your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

  Class A Sales Charge Waivers

  Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

    .   Purchases of $1,000,000 or more.

    .   Monies Representing Reinvestment of Nuveen Defined Portfolio and Nuveen Mutual
        Fund Distributions.

    .   Certain Employer-Sponsored Retirement Plans.

    .   Certain Employees and Affiliates of Nuveen. Purchases by any officers, trustees, and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees'
        immediate family members (as defined in the Statement of Additional Information).

    .   Authorized Dealer Personnel. Purchases by any person who, for at least 90 days, has been an officer, director, or bona fide employee of any authorized dealer or any such person's immediate family member.

    .   Certain Trust Departments. Purchases by any bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

    .   Additional Categories of Investors. Purchases made by: (1) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (2) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

  Class R Eligibility

  Class R shares are available for (i) purchases of $10 million or more, (ii) purchases using dividends and capital gains distributions on Class R shares, and (iii) purchase by the following categories of investors:

    .   Certain trustees, directors, employees, and affiliates of Nuveen.

    .   Certain authorized dealer personnel.

    .   Certain bank or broker-affiliated trust departments.

    .   Certain additional categories of investors, including certain direct advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.


                                  Section 3 How You Can Buy and Sell Shares | 21

          Please refer to the Statement of Additional Information for more information about Class A and Class R shares including more detailed program descriptions and eligibility requirements. The Statement of Additional
          Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen's website at
          www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus.

          Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a breakpoint discount. This may include account statements of family members and information regarding Nuveen Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

          How to Buy Shares

[GRAPHIC] Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the "NYSE")
          is open for business and normally ends at 4:00 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price; otherwise, you will receive the next business day's price.

          Through a Financial Advisor

          You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an on-going basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing on-going investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

          Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional
          Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

          By Mail

          You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                                  Section 3 How You Can Buy and Sell Shares | 22

          On-line

          Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds' website. To access your account, follow the links under "Individual Investors" on www.nuveen.com to
          "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund Direct privileges on your account prior to the requested transaction.

          By Telephone

          Existing shareholders may also process these same mutual fund transactions via our automated information line.
          Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund Direct privileges on your account prior to the requested transaction.

          Investment Minimums

          The minimum initial investment is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education
          IRA account; $50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

          Systematic Investing

[GRAPHIC] Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investment opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form.
          You can stop the deductions at any time by notifying the fund in writing.

          From Your Bank Account

          You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

          From Your Paycheck

          With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

          Systematic Exchanging

          You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

                                  Section 3 How You Can Buy and Sell Shares | 23

          Benefits of Systematic Investing

          One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.

          The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

          [GRAPHIC]

          Systematic Withdrawal

[GRAPHIC] If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--
          Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in fund's systematic withdrawal plan.

          You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

                                  Section 3 How You Can Buy and Sell Shares | 24

          Special Services

[GRAPHIC] To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

          Exchanging Shares

          You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.

          The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

          See "General Information--Frequent Trading" below. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.

          Fund Direct/SM/

          The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
          (800) 257-8787 for copies of the necessary forms.

          Reinstatement Privilege

          If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

          How to Sell Shares

[GRAPHIC] You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten business days from your purchase date. You may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen.

                                  Section 3 How You Can Buy and Sell Shares | 25

                                 The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

                                 Through Your Financial Advisor

                                 You may sell your shares through your
                                 financial advisor, who can prepare the
                                 necessary documentation. Your financial
                                 advisor may charge for this service.

[GRAPHIC] An Important
Note About Telephone
Transactions                     By Telephone

Although Nuveen Investor         If you have authorized telephone redemption
Services has certain safeguards  privileges, call (800) 257-8787 to redeem
and procedures to confirm the    your shares, press 1 for mutual funds and
identity of callers, it will not the voice menu will walk you through the
be liable for losses resulting   process. Telephone redemptions are not
from following telephone         available for shares owned in certificate
instructions it reasonably       form and, with respect to redemptions where
believes to be genuine. Also,    the proceeds are payable by check, may not
you should verify your trade     exceed $50,000. Checks will only be issued
confirmations immediately        to you as the shareholder of record and
upon receipt.                    mailed to your address of record. If you
                                 have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                                 By Mail

                                 You can sell your shares at any time by
                                 sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

                                   .   The fund's name;

                                   .   Your name and account number;

                                   .   The dollar or share amount you wish to
                                       redeem;

                                   .   The signature of each owner exactly as
                                       it appears on the account;

                                   .   The name of the person to whom you
                                       want your redemption proceeds paid (if
                                       other than to the shareholder of
                                       record);

                                   .   The address where you want your
                                       redemption proceeds sent (if other
                                       than the address of record);

                                   .   Any certificates you have for the
                                       shares; and

                                   .   Any required signature guarantees.

                                 We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                                  Section 3 How You Can Buy and Sell Shares | 26

                               On-Line

                               You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under "Individual Investors" on www.nuveen.com to "Account Access" and choose "Mutual Funds." The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account.

[GRAPHIC] An Important
Note About Involuntary
Redemption                     Redemptions In-Kind

From time to time, the funds   The funds generally pay redemption proceeds in
may establish minimum          cash. Under unusual conditions that make cash
account size requirements.     payment unwise and for the protection of
The funds reserve the right to existing shareholders, the funds may pay all or
liquidate your account upon    a portion of your redemption proceeds in
30 days' written notice if the securities or other fund assets. Although it is
value of your account falls    unlikely that your shares would be redeemed
below an established           in-kind, you would probably have to pay
minimum. The funds have set    brokerage costs to sell the securities
a minimum balance of $1000     distributed to you, as well as taxes on any
unless you have an active      capital gains from that sale.
Nuveen Defined Portfolio
reinvestment account. You
will not be assessed a CDSC
on an involuntary
redemption.

                                  Section 3 How You Can Buy and Sell Shares | 27

Section 4 General Information

          To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.

          Dividends, Distributions and Taxes

[GRAPHIC] The funds intend to pay income dividends and any taxable gains annually.

          Payment and Reinvestment Options

          The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

          Taxes and Tax Reporting

          The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund's long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

          Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is generally the same as a sale.

          Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

          Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

          Buying or Selling Shares Close to a Record Date

          Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

                                              Section 4 General Information | 28

          Distribution and Service Plans

[GRAPHIC] Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How You Can Buy and Sell Shares--What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.)

          Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

          In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to authorized dealers as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain authorized dealers that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by authorized dealer firm and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm's customers. The level of payments that Nuveen is willing to provide to a particular authorized dealer firm may be affected by, among other factors, the firm's total assets held in and recent net investments into Nuveen Mutual Funds, the firm's level of participation in Nuveen Mutual Fund sales and marketing programs, the firm's compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2005, these payments in the aggregate were approximately .015% to .020% of the assets in the Nuveen Funds. The Statement of Additional Information contains additional information about these payments, including the names of the dealer firms to which payments are made. Nuveen may also make payments to authorized dealers in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

          In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, "Platform Programs") at certain authorized dealer firms, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.


                                              Section 4 General Information | 29

           Net Asset Value

 [GRAPHIC] The price you pay for your shares is based on each fund's net asset value per share which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.

           In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors including prices of comparable securities.

           Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the "fair value" of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. See the Statement of Additional Information for details.

           Frequent Trading

 [GRAPHIC] The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds' shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

           Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds' need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

           The funds' Frequent Trading Policy generally limits an investor to four "round trip trades" in a 12-month period and to two round trip trades in a 12-month period if either side of a round trip trade exceeds 1% of a fund's net assets. A purchase transaction identified as being made by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined


                                              Section 4 General Information | 30
          by the funds to be related. The Nuveen Funds will suspend the trading privileges of any investor who makes a round trip within a 30-day period. In addition, Frequent Traders (investors making more than one round trip trade or who are otherwise deemed as such by a fund based on the size, pattern or other characteristics of their trading activity) who do not abide by the special order placement rules, which are described in the Statement of Additional
          Information, will also have their trading privileges suspended. A round trip is the purchase and sale (including any exchanges) of a substantially similar dollar amount of fund shares within a 60-day period, representing at least 25% of the value of the shareholder's account. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions.

          The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts that include multiple shareholders and that typically provide the funds with a consolidated purchase or redemption request. Unless these financial intermediaries furnish the funds with sufficient trade level information for individual shareholders, their use of omnibus accounts may limit the extent to which the funds are able to enforce the terms of the Frequent Trading Policy. In addition, the funds may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where the funds reasonably believe that the intermediary's policies and procedures effectively discourage inappropriate trading activity.

          The funds reserve the right in their sole discretion to waive unintentional or minor violations if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawals plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirements plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions.

          Each fund reserves the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund's investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds' Frequent Trading Policy and its enforcement, see "Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs--Frequent Trading Policy" in the Statement of Additional Information.

          Fund Service Providers

[GRAPHIC] The custodian of the assets of the funds is State Street Bank &
          Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

                                              Section 4 General Information | 31

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Value

Nuveen Large-Cap Value Fund
Nuveen NWQ Multi-Cap Value Fund
Nuveen NWQ Small-Cap Value Fund
Nuveen NWQ Value Opportunities Fund
Nuveen Symphony Large-Cap Value Fund

Growth

Nuveen Rittenhouse Growth Fund
Nuveen Santa Barbara Growth Fund
Nuveen Santa Barbara Growth Opportunities Fund
Nuveen Santa Barbara Dividend Growth Fund

Core

Nuveen Symphony All-Cap Core Fund
Nuveen Symphony Mid-Cap Core Fund
Nuveen Symphony Small-Mid Cap Core Fund

Balanced

Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

International

Nuveen NWQ International Value Fund

Global

Nuveen NWQ Global Value Fund
Nuveen NWQ Global All-Cap Fund


Taxable Bond


Nuveen Short Duration Bond Fund
Nuveen Core Bond Fund
Nuveen High Yield Bond Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund
Nuveen All-American Municipal Bond Fund
Nuveen Insured Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona
California/1/
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts/2/
Michigan
Missouri
New Jersey
New Mexico
New York/2/
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM, and Symphony. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. The funds' most recent Statement of Additional Information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800)257-8787, on the funds' website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.


You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust II, whose Investment Company Act file number is 811-08333.

1. Long-term, insured long-term and high-yield portfolios.


2. Long-term and insured long-term portfolios.


Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 |
  (800) 257-8787 | www.nuveen.com

Statement of Additional Information

June 1, 2006
Nuveen Investment Trust II

333 West Wacker Drive
Chicago, Illinois 60606

NUVEEN SYMPHONY LARGE-CAP VALUE FUND
NUVEEN SYMPHONY ALL-CAP CORE FUND
NUVEEN SYMPHONY MID-CAP CORE FUND
NUVEEN SYMPHONY SMALL-MID CAP CORE FUND


This Statement of Additional Information is not a prospectus. A prospectus may be obtained without charge from certain securities representatives, banks and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC ("Nuveen"), or from a Fund by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling 800-257-8787. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for the Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small-Mid Cap Core Fund, dated June 1, 2006.


                                                                          Page
                                                                          ----
Table of Contents........................................................ B-1

General Information...................................................... B-2

Investment Policies and Restrictions..................................... B-2

Investment Policies and Techniques....................................... B-3

Management............................................................... B-12

Fund Manager and Sub-Adviser............................................. B-20

Portfolio Transactions................................................... B-22

Net Asset Value.......................................................... B-23

Tax Matters.............................................................. B-24

Performance Information.................................................. B-25

Additional Information on the Purchase and Redemption of Fund Shares and  B-28
  Shareholder Programs...................................................

Distribution and Service Plans........................................... B-38

Independent Registered Public Accounting Firm, Custodian and Transfer     B-39
  Agent..................................................................

General Trust Information................................................ B-39

Appendix A--Ratings of Investments....................................... A-1

                              GENERAL INFORMATION

The Nuveen Symphony Large-Cap Value Fund ("Large-Cap Value Fund"), Nuveen Symphony All-Cap Core Fund (the "All-Cap Core Fund"), Nuveen Symphony Mid-Cap Core Fund (the "Mid-Cap Core Fund") and Nuveen Symphony Small-Mid Cap Core Fund ("Small-Mid Cap Core Fund") (individually a "Fund" and collectively the "Funds") are open-end management investment companies and are series of the Nuveen Investment Trust II (the "Trust"). The funds are diversified funds. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. Currently, ten series of the Trust are authorized and outstanding.

Certain matters under the Investment Company Act of 1940 (the "1940 Act"), which must be submitted to a vote of the holders of the outstanding voting securities of a series company, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter.

                     INVESTMENT POLICIES AND RESTRICTIONS

Investment Restrictions

The investment objective and certain fundamental investment policies of the Funds are described in the Prospectus for that Fund. A Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund's outstanding voting shares:

(1) With respect to 75% of the total assets of the Funds, individually, purchase the securities of any issuer (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of a Fund's total assets would be invested in securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Borrow money, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(3) Act as an underwriter of another issuer's securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) Make loans except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

(8) Purchase the securities of any issuer if, as a result, 25% or more of a Fund's total assets would be invested in the securities of issuers whose principal business activities are in the same industry; except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

The foregoing fundamental investment policies, together with the investment objective of each Fund and certain other policies specifically identified in the Prospectus, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Funds may not:

(1) Sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that a Fund may obtain such short term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end and closed-end investment companies except in compliance with the 1940 Act.

(4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contacts and related options.

(5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, a Fund may invest in the securities of issuers that engage in these activities.

(6) Purchase securities when borrowings exceed 5% of its total assets. If due to market fluctuations or other reasons, the value of a Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

(7) Invest in illiquid securities if, as a result of such investment, more than 15% of a Fund's net assets would be invested in illiquid securities.

Each Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a "Name Policy") whereby each Fund, under normal circumstances, will invest at least 80% of its net assets in accordance with its name. As a result, a Fund must provide shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to any change of such Fund's name policy. For purpose of each Name Policy, each Fund considers the term "investments" to include both direct investments and indirect investments (e.g., investments in an underlying Fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investment or indirect investments.

                      INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds' investment objectives, policies, and techniques that are described in the Prospectus for the Funds.

Cash Equivalents and Short-Term Investments

Short-Term Taxable Fixed Income Securities

Each Fund may invest up to 10% of its total assets, and for temporary defensive purposes or to keep cash on hand fully invested up to 100% of its total assets, in cash equivalents, money market funds and short-term taxable fixed income securities from issuers having a long-term rating of at least A or higher by S&P, Moody's or Fitch, or determined by the portfolio manager to be of comparable quality, and having a maturity of one year or less. Short-term taxable fixed income securities are defined to include, without limitation, the following;

(1) Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S.
government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S.
reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject.

(2) Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

(3) Each Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-2 or better by S&P, Prime-2 or higher by Moody's, or Fitch 2 or higher by Fitch, or unrated commercial paper which is, in the opinion of the portfolio manager, of comparable quality.

Small and Medium Market Capitalizations

Each Fund may invest in common stock of companies with market capitalizations that are small compared to other publicly traded companies. Whether a U.S. issuer's market capitalization is small is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalizations of companies included in the Russell 2000 Index may be regarded as issuers with small market capitalizations. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

The Funds may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalizations of companies included in the Russell Midcap Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Hedging Strategies

General Description of Hedging Strategies

Each Fund may engage in hedging activities. The portfolio manager may cause a Fund to utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge a Fund's holdings.

Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. A Fund may also use derivative instruments to manage the risks of its assets. Risk management strategies include, but are not limited to, facilitating the sale of Fund securities, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as non-U.S. securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way for a Fund to invest than would "traditional" securities (i.e., stocks or bonds). The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments will be limited by tax considerations.

General Limitations on Futures and Options Transactions

The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association ("NFA"), which regulate trading in the futures markets. As a result of the Trust's filing with the CFTC and the NFA, the Trust, its officers and directors are not subject to the registration requirements of the Commodity Exchange Act, as amended ("CEA") and are not subject to regulation as commodity pool operators under the CEA. The Trust reserves the right to engage in transactions involving futures and options thereon to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Trust's policies.

The foregoing limitations are not fundamental policies of a Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Certain Considerations Regarding Options

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.


The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs for a Fund.


Federal Income Tax Treatment of Options

In the case of transactions involving "nonequity options," as defined in Code
Section 1256, a Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, certain of such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" generally includes an option with respect to any group of stocks or a stock index unless the value of the option is determined directly or indirectly by reference to any stock or any narrow-based security index (as defined in the Securities Exchange Act of 1934 (the "1934 Act")).

Stock Index Options

Each Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stock included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

Each Fund's use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indexes will be subject to the ability of the portfolio manager to correctly predict movements in the direction of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.


The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based. Options transactions may result in significantly higher transaction costs for the Fund.

Futures Contracts

Each Fund may enter into futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), including index Futures as a hedge against movements in the equity markets, in order to establish more definitely the effective return on securities held or intended to be acquired by a Fund or for other purposes permissible under the CEA. A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. A Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the Standard & Poor's 100 Index, the Nasdaq-100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

Each Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return of the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

Each Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which a Fund uses put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the futures price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

As with investments in Futures Contracts, a Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. A Fund will set aside in a segregated account at the Fund's custodian liquid assets, such as cash, U.S. government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on the portfolio manager's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.

For additional information, see "Futures Contracts." Certain characteristics of the futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements in futures markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Federal Income Tax Treatment of Futures Contracts

For federal income tax purposes, each Fund is required to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts as of the end of the year to the extent that such Futures Contracts are held as stock in trade or inventory of the Fund (such Futures Contracts are hereinafter referred to as the "Excepted Futures Contracts"), as well as gains and losses actually realized during the year. Except for transactions in Excepted Futures Contracts that are classified as part of a "mixed straddle" under Code
Section 1256, any gain or loss recognized with respect to an Excepted Futures

Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Excepted Futures Contract.

Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below. The specific risks pertaining to certain types of derivative instruments are described herein.

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the applicable Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that their respective portfolio manager reasonably believes are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Swaps, Caps, Collars and Floors

   Swap Agreements

   A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

   Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

   Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

   A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund's accrued obligations under the agreement.

   Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

   Caps, Collars and Floors

   Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Other Investment Policies and Techniques

Delayed-Delivery Transactions

Each Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that net asset value will be adversely affected by purchases of securities in delayed-delivery transactions.

Each Fund will maintain in a segregated account cash, U.S. government securities, and high grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the applicable adviser of a Fund the day-to-day determination of the illiquidity of any security held by the Funds, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the applicable adviser of a Fund to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; the method of soliciting offers; and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short Sales Against the Box

When the applicable portfolio manager believes that the price of a particular security held by a Fund may decline, it may make "short sales against the box" to hedge the unrealized gain on such security. Selling short against the box involves selling a security which the Fund owns for delivery at a specified date in the future. Each Fund will limit its transactions in short sales against the box to 5% of its net assets. If, for example, a Fund bought 100 shares of ABC at $40 per share in January and the price appreciates to $50 in March, the Fund might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, the Fund would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. A Fund may also be required to pay a premium for short sales which would partially offset any gain.

Lending of Portfolio Securities

Each Fund may lend its portfolio securities, up to 33 1/3% of its total assets, to broker-dealers or institutional investors. The loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. A Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the portfolio manager to be of good standing.

Investment Companies

Each Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. Such companies include open-end funds, closed-end funds and unit investment trusts. Investing in another investment company subjects the Funds to the same risks associated with investing in the securities held by the applicable investment company. In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment adviser of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. Investing in another investment company, including those affiliated with the Funds or its investment adviser, may subject the Funds to overlapping fees and expenses that may be payable to the adviser or its affiliates.

                                  MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of its Board of Trustees. The number of trustees of the Trust is nine, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) eight of whom are not interested persons (referred to herein as "independent trustees"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                                       Number
                                                                                                         of
                                                                                                     Portfolios
                                                                                                      in Fund
                                         Term of Office                                               Complex       Other
                                              and                                                     Overseen    Director-
Name, Address and Position(s) Held with  Length of Time            Principal Occupation(s)               by     ships Held by
Date of Birth             Funds              Served                  During Past 5 Years              Trustee      Trustee
----------------- --------------------- ----------------- -----------------------------------------  ---------- -------------

Trustees who are not interested persons of the Funds
  Robert P.         Lead Independent    . Term            Private Investor and Management               165          N/A
    Bremner         Trustee                -Indefinite*   Consultant.
  333 West                              . Length of
    Wacker                                 Service -
    Drive                               . Since 2003
  Chicago, IL
    60606
  (8/22/40)

  Lawrence H.       Trustee             . Term            Retired (since 1989) as Senior Vice           165          See
    Brown                                  -Indefinite*   President of The Northern Trust Company;                Principal
  333 West                              . Length of       Director (since 2002) Community Advisory               Occupation
    Wacker                                 Service -      Board for Highland Park and Highwood,                  description
    Drive                                  Since 2003     United Way of the North Shore.
  Chicago, IL
    60606
  (7/29/34)

  Jack B. Evans     Trustee             . Term            President, The Hall-Perrine Foundation, a     165          See
  333 West                                 -Indefinite*   private philanthropic corporation (since                Principal
    Wacker                              . Length of       1996); Director and Vice Chairman, United              Occupation
    Drive                                  Service -      Fire Group, a publicly held company;                   description
  Chicago, IL                              Since          Adjunct Faculty Member, University of
    60606                                  inception      Iowa; Director, Gazette Companies; Life
  (10/22/48)                                              Trustee of Coe College and Iowa College
                                                          Foundation; formerly, Director, Alliant
                                                          Energy; formerly, Director, Federal
                                                          Reserve Bank of Chicago; formerly,
                                                          President and Chief Operating Officer,
                                                          SCI Financial Group, Inc. (a regional
                                                          financial services firm).

  William C.        Trustee             . Term -          Dean and Distinguished Professor of           165          See
    Hunter                                 Indefinite*    Finance, School of Business at the                      Principal
  333 West                              . Length of       University of Connecticut (since 2003);                Occupation
    Wacker                                 Service -      previously, Senior Vice President and                  description
    Drive                                  Since 2004     Director of Research at the Federal
  Chicago, IL                                             Reserve Bank of Chicago (1995-2003);
    60606                                                 Director (since 1997), Credit Research
  (3/6/48)                                                Center at Georgetown University; Director
                                                          (since 2004) of Xerox Corporation;
                                                          Director, SS&C Technologies, Inc. (May
                                                          2005 - October 2005).

                                                                                             Number
                                                                                               of
                                                                                           Portfolios
                                                                                            in Fund
                                  Term of Office                                            Complex       Other
                     Position(s)       and                                                  Overseen    Director-
Name, Address and     Held with   Length of Time          Principal Occupation(s)              by     ships Held by
Date of Birth           Funds         Served                During Past 5 Years             Trustee      Trustee
-----------------    ----------- ---------------- ---------------------------------------- ---------- -------------

Trustees who are not interested persons of the Funds
 David J.             Trustee    . Term -         Retired (since 2004) as Chairman,           163          See
   Kundert                          Indefinite*   JPMorgan Fleming Asset Management,                    Principal
 333 West                        . Length of      President and CEO, Banc One Investment               Occupation
   Wacker                           Service -     Advisors Corporation, and President,                 description
   Drive                            Since 2005    One Group Mutual Funds; prior thereto,
 Chicago, IL                                      Executive Vice President, Bank One
   60606                                          Corporation and Chairman and CEO, Banc
 (10/28/42)                                       One Investment Management Group; Board
                                                  of Regents, Luther College; member of
                                                  the Wisconsin Bar Association; member
                                                  of Board of Directors, Friends of
                                                  Boerner Gardens.

 William J.           Trustee    . Term -         Chairman of Miller-Valentine Partners       165          See
   Schneider                        Indefinite*   Ltd., a real estate investment company;               Principal
 333 West                        . Length of      formerly, Senior Partner and Chief                   Occupation
   Wacker                           Service -     Operating Officer (retired, December                 description
   Drive                            Since 2003    2004) of Miller-Valentine Group;
 Chicago, IL                                      formerly, Vice President,
   60606                                          Miller-Valentine Realty; Board Member,
 (9/24/44)                                        Chair of the Finance Committee and
                                                  member of the Audit Committee, Premier
                                                  Health Partners, the not-for-profit
                                                  company of Miami Valley Hospital; Vice
                                                  President, Dayton Philharmonic
                                                  Orchestra Association; Board Member,
                                                  Regional Leaders Forum, which promotes
                                                  cooperation on economic development
                                                  issues; Director, Dayton Development
                                                  Coalition; formerly, Member, Community
                                                  Advisory Board, National City Bank,
                                                  Dayton, Ohio and Business Advisory
                                                  Council, Cleveland Federal Reserve Bank.

 Judith M.            Trustee    . Term -         Executive Director, Gaylord and Dorothy     165          N/A
   Stockdale                        Indefinite*   Donnelley Foundation (since 1994);
 333 West                        . Length of      prior thereto, Executive Director,
   Wacker                           Service -     Great Lakes Protection Fund (from 1990
   Drive                            Since 2003    to 1994).
 Chicago, IL
   60606
 (12/29/47)

 Eugene S.            Trustee    . Term -         Senior Vice President for Business and      165          See
   Sunshine                         Indefinite*   Finance, Northwestern University,                     Principal
 333 West                        . Length of      (since 1997); Director (since 2003),                 Occupation
   Wacker                           Service -     Chicago Board Options Exchange;                      description
   Drive                            Since 2005    Director (since 2003), National Mentor
 Chicago, IL                                      Holdings, a privately-held, national
   60606                                          provider of home and community-based
 (1/22/50)                                        services; Chairman (since 1997), Board
                                                  of Directors, Rubicon, pure captive
                                                  insurance company owned by Northwestern
                                                  University; Director (since 1997),
                                                  Evanston Chamber of Commerce and
                                                  Evanston Inventure, a business
                                                  development organization.

Trustee who is an interested person of the Funds

   Timothy R.         Chairman   . Term -         Chairman (since 1999) and Trustee           165          See
     Schwertfeger**   of the        Indefinite*   (since 1996) of the Nuveen funds;                     Principal
   333 West           Board      . Length of      Chairman (since 1996) and Director of                Occupation
     Wacker           and           Service -     Nuveen Investments, Inc., Nuveen                     description
     Drive            Trustee       Since         Investments, LLC, Nuveen Advisory
   Chicago, IL                      inception     Corp., Nuveen Institutional Advisory
     60606                                        Corp.***; Director (since 1996) of
   (3/28/49)                                      Institutional Capital Corporation;
                                                  Chairman and Director (since 1997) of
                                                  Nuveen Asset Management; Chairman and
                                                  Director of Rittenhouse Asset
                                                  Management, Inc. (since 1999); Chairman
                                                  of Nuveen Investments Advisers, Inc.
                                                  (since 2002).

--------
*   Trustees serve an indefinite term until his/her successor is elected.

** "Interested person" is defined in the Investment Company Act of 1940, as amended, by reason of being an officer and director of the Fund's investment adviser, Nuveen Asset Management ("NAM").

*** Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

The following table sets forth information with respect to each officer of the Funds, other than Mr. Schwertfeger who is a trustee and is included in the table relating to the trustees. Officers of the Funds receive no compensation from the Funds. The terms of office of all officers will expire in July 2006.


                                                                                                 Number of
                                                                                               Portfolios in
                                                                                                   Fund
                                   Term of Office and                                             Complex
Name, Address and Position(s) Held   Length of Time           Principal Occupation(s)            Overseen
  Date of Birth      with Funds          Served                 During Past 5 Years             by Trustee
----------------- ---------------- ------------------         -----------------------          -------------
 Officers of the
 Funds
  Gifford R.       Chief            . Term -          Managing Director (since 2002),               165
    Zimmerman      Administrative      Until July     Assistant Secretary and Associate
  333 West         Officer             2006           General Counsel, formerly, Vice
    Wacker                          . Length of       President and Assistant General
    Drive                              Service -      Counsel, of Nuveen Investments, LLC;
  Chicago, IL                          Since          Managing Director (since 2002), General
    60606                              inception      Counsel (since 1998) and Assistant
  (9/9/56)                                            Secretary, formerly, Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.*; Managing
                                                      Director (since 2002), Associate
                                                      General Counsel and Assistant
                                                      Secretary, formerly, Vice President
                                                      (since 2000) of Nuveen Asset
                                                      Management; Assistant Secretary of NWQ
                                                      Investment Management Company, LLC
                                                      (since 2002); Vice President and
                                                      Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General
                                                      Counsel and Assistant Secretary of
                                                      Rittenhouse Asset Management, Inc.
                                                      (since 2003); Managing Director (since
                                                      2004) and Assistant Secretary (since
                                                      1994) of Nuveen Investments, Inc.;
                                                      Assistant Secretary (since 2003) of
                                                      Symphony Asset Management LLC;
                                                      Chartered Financial Analyst.

  Julia L.         Vice President   . Term -          Managing Director (since 2005),               165
    Antonatos                          Until July     formerly, Vice President (since 2002);
  333 West                             2006           formerly, Assistant Vice President
    Wacker                          . Length of       (since 2000) of Nuveen Investments,
    Drive                              Service -      LLC; Chartered Financial Analyst.
  Chicago, IL                          Since 2004
    60606
  (9/22/63)

  Michael T.       Vice President   . Term -          Vice President (since 2002); formerly,        165
    Atkinson                           Until July     Assistant Vice President (since 2000)
  333 West                             2006           of Nuveen Investments, LLC.
    Wacker                          . Length of
    Drive                              Service -
  Chicago, IL                          Since 2002
    60606
  (2/3/66)

  Peter H.         Vice President   . Term -          Vice President and Treasurer of Nuveen        165
    D'Arrigo       and Treasurer       Until July     Investments, LLC and Nuveen
  333 West                             2006           Investments, Inc.; Vice President and
    Wacker                          . Length of       Treasurer (1999-2004) of Nuveen
    Drive                              Service -      Advisory Corp. and Nuveen Institutional
  Chicago, IL                          Since          Advisory Corp.*; Vice President and
    60606                              inception      Treasurer of Nuveen Asset Management
  (11/28/67)                                          (since 2002) and of Nuveen Investments
                                                      Advisers Inc. (since 2002); Assistant
                                                      Treasurer of NWQ Investment Management
                                                      Company, LLC. (since 2002); Vice
                                                      President and Treasurer of Rittenhouse
                                                      Asset Management, Inc. (since 2003);
                                                      Treasurer of Symphony Asset Management
                                                      LLC (since 2003); Chartered Financial
                                                      Analyst.

  John N.          Vice President   . Term -          Vice President, Director of Investment        165
    Desmond                            Until July     Operations, Nuveen Investments, LLC
  333 W Wacker                         2006           (since January 2005); formerly,
    Drive                           . Length of       Director, Business Manager, Deutsche
  Chicago, IL                          Service -      Asset Management (2003-2004), Director,
    60606                              Since 2005     Business Development and
  (8/24/61)                                           Transformation, Deutsche Trust Bank
                                                      Japan (2002-2003); previously, Senior
                                                      Vice President, Head of Investment
                                                      Operations and Systems, Scudder
                                                      Investments Japan, (2000-2002), Senior
                                                      Vice President, Head of Plan
                                                      Administration and Participant
                                                      Services, Scudder Investments
                                                      (1995-2002).

  Jessica R.       Vice President   . Term -          Vice President (since 2002) Assistant         165
    Droeger        and Secretary       Until July     Secretary and Assistant General Counsel
  333 West                             2006           (since 1998) formerly, Assistant Vice
    Wacker                          . Length of       President (since 1998) of Nuveen
    Drive                              Service -      Investments, LLC; Vice President
  Chicago, IL                          Since 1998     (2002-2004) and Assistant Secretary
    60606                                             (1998-2004) formerly, Assistant Vice
  (9/24/64)                                           President of Nuveen Advisory Corp.;
                                                      Nuveen Institutional Advisory Corp.*
                                                      and Vice President and Assistant
                                                      Secretary (since 2005) of Nuveen Asset
                                                      Management.

  Lorna C.         Vice President   . Term -          Managing Director (since 2004),               165
    Ferguson                           Until July     formerly Vice President of Nuveen
  333 West                             2006           Investments, LLC; Managing Director
    Wacker                          . Length of       (2004), formerly Vice President
    Drive                              Service -      (1998-2004) of Nuveen Advisory Corp.
  Chicago, IL                          Since          and Nuveen Institutional Advisory
    60606                              inception      Corp.*; Managing Director (since 2005)
  (10/24/45)                                          of Nuveen Asset Management.

                                                                                            Number
                                                                                              of
                                                                                          Portfolios
                                                                                           in Fund
                              Term of Office                                               Complex
                  Position(s)      and                                                     Overseen
Name, Address and  Held with  Length of Time           Principal Occupation(s)                by
Date of Birth        Funds        Served                 During Past 5 Years               Trustee
----------------- ----------- --------------- ------------------------------------------  ----------
Officers of the Funds
 William M.       Vice        . Term -        Managing Director (since 2002) formerly,       165
   Fitzgerald     President      Until July   Vice President of Nuveen Investments, LLC;
 333 West                        2006         Managing Director (1997-2004) of Nuveen
   Wacker                     . Length of     Advisory Corp. and Nuveen Institutional
   Drive                         Service -    Advisory Corp.*; Managing Director of
 Chicago, IL                     Since        Nuveen Asset Management (since 2001); Vice
   60606                         inception    President of Nuveen Investments Advisers,
 (3/2/64)                                     Inc. (since 2002); Chartered Financial
                                              Analyst.

 Stephen D. Foy   Vice        . Term -        Vice President (since 1993) and Funds          165
 333 West         President      Until July   Controller (since 1998) of Nuveen
   Wacker         and            2006         Investments, LLC; formerly, Vice President
   Drive          Controller  . Length of     and Funds Controller of Nuveen
 Chicago, IL                     Service -    Investments, Inc. (1998-2004); Certified
   60606                         Since        Public Accountant.
 (5/31/54)                       inception

 James D. Grassi  Vice        . Term -        Vice President and Deputy Director of          165
 333 West         President      Until July   Compliance (since 2004) of Nuveen
   Wacker         and Chief      2006         Investments, LLC, Nuveen Investments
   Drive          Compliance  . Length of     Advisers Inc., Nuveen Asset Management,
 Chicago, IL      Officer        Service -    Nuveen Advisory Corp., Nuveen
   60606                         Since 2004   Institutional Advisory Corp.* and
 (4/13/56)                                    Rittenhouse Asset Management, Inc.;
                                              formerly, Senior Attorney (1994-2004), The
                                              Northern Trust Company.

 David J. Lamb    Vice        . Term -        Vice President of Nuveen Investments, LLC      165
 333 West         President      Until July   (since 2000); Certified Public Accountant.
   Wacker                        2006
   Drive                      . Length of
 Chicago, IL                     Service -
   60606                         Since
 (3/22/63)                       inception

 Tina M. Lazar    Vice        . Term -        Vice President of Nuveen Investments, LLC      165
 333 West         President      Until July   (since 1999).
   Wacker                        2006
   Drive                      . Length of
 Chicago, IL                     Service -
   60606                         Since 2002
 (6/27/61)

 Larry W.         Vice        . Term -        Vice President, Assistant Secretary and        165
   Martin         President      Until July   Assistant General Counsel of Nuveen
 333 West         and            2006         Investments, LLC; formerly, Vice President
   Wacker         Assistant   . Length of     and Assistant Secretary of Nuveen Advisory
   Drive          Secretary      Service -    Corp. and Nuveen Institutional Advisory
 Chicago, IL                     Since        Corp.*; Vice President (since 2005) and
   60606                         inception    Assistant Secretary of Nuveen Investments,
 (7/27/51)                                    Inc.; Vice President (since 2005) and
                                              Assistant Secretary (since 1997) of Nuveen
                                              Asset Management; Vice President (since
                                              2000), Assistant Secretary and Assistant
                                              General Counsel (since 1998) of
                                              Rittenhouse Asset Management, Inc.; Vice
                                              President and Assistant Secretary of
                                              Nuveen Investments Advisers Inc. (since
                                              2002); Assistant Secretary of NWQ
                                              Investment Management Company, LLC (since
                                              2002) and of Symphony Asset Management LLC
                                              (since 2003).

--------
* Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.


The Trustees of the Trust are directors or trustees, as the case may be, of 165 open-end and closed-end funds, except Mr. Kundert is director or trustee of 163 open-end and closed-end funds sponsored by Nuveen. None of the independent trustees has ever been a director, officer, or employee of, or a consultant to, NAM, Nuveen, Symphony Asset Management LLC ("Symphony") or their affiliates.

The following table shows, for each Trustee who is not affiliated with Nuveen, NAM or Symphony, (1) the aggregate compensation paid by the Trust for its fiscal year ended July 31, 2005, (2) the amount of total compensation each Trustee elected to defer from the Trust for its fiscal year ended July 31, 2005, and (3) the total compensation paid to each Trustee by the Nuveen fund complex during the fiscal year ended July 31, 2005. The Trust has no retirement or pension plans.



                                                              Total
                                              Amount of   Compensation
                                Aggregate       Total      From Funds
                               Compensation Compensation    and Fund
                                 From the   that Has Been Complex Paid
Name of Person, Position         Trust/1/    Deferred/2/  to Trustees/3/
------------------------       ------------ ------------- -------------
Timothy R. Schwertfeger,
  Trustee.....................     $ --         $ --        $     --
Robert P. Bremner, Trustee....      665          116         123,225
Lawrence H. Brown, Trustee....      550            0         120,125
Jack B. Evans, Trustee........      627          121         125,500

                                                                   Total
                                                   Amount of   Compensation
                                     Aggregate       Total      From Funds
                                    Compensation Compensation    and Fund
                                      From the   that Has Been Complex Paid
Name of Person, Position              Trust/1/    Deferred/2/  to Trustees/3/
------------------------            ------------ ------------- -------------
William C. Hunter, Trustee/4 /.....     543           404         107,375
David J. Kundert, Trustee/5/.......     223           148          45,685
William J. Schneider, Trustee......     640           474         120,375
Judith M. Stockdale, Trustee.......     533           171         109,225
Eugene S. Sunshine, Trustee/5/.....     271           170          48,935

--------

/1/ The compensation paid to the independent trustees for the fiscal year ended July 31, 2005 for services to the Trust.


/2/ Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.


/3/ Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending July 31, 2005 for services to the open-end and closed-end funds.


/4/ Trustee Hunter was appointed to the Board of Trustees of the Nuveen Funds in 2004.

/5/ Trustees Kundert and Sunshine were appointed to the Board of Trustees of the Nuveen Funds in 2005.

Compensation

The trustee affiliated with Nuveen, NAM and Symphony serves without any compensation from the Funds. Trustees who are not affiliated with Nuveen, NAM or Symphony ("Independent Trustees") receive a $90,000 annual retainer plus
(a) a fee of $2,500 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $2,000 per meeting for attendance in person where such in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an audit committee meeting; (d) a fee of $1,500 per meeting for attendance in person at a compliance, risk management and regulatory oversight committee meeting where in-person attendance is required and $1,000 per meeting for attendance by telephone or in person where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the dividend committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the executive committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Lead Independent Director receives $20,000, the chairpersons of the audit committee and the compliance, risk management and regulatory oversight committee receive $7,500 and the chairperson of the nominating and governance committee receives $5,000 as additional retainers to the annual retainer paid to such individuals. Independent Board Members also receive a fee of $2,000 per day for site visits on days on which no regularly scheduled board meeting is held to entities that provide services to the Nuveen funds. When ad hoc committees are organized, the nominating and governance committee will at the time of formation determine compensation to be paid to the members of such committee, however, in general such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required.

The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2005:

                                                      Aggregate Dollar Range of
                                                      Equity Securities in All
                                                        Registered Investment
                               Dollar Range             Companies Overseen by
                               of Equity Securities     Trustee in Family of
Name of Trustee                in the Funds             Investment Companies
---------------                --------------------   -------------------------
Robert P. Bremner............. $0          $0               over $100,000
Lawrence H. Brown............. $0          $0               over $100,000

                                                       Aggregate Dollar Range of
                                                       Equity Securities in All
                                                         Registered Investment
                               Dollar Range              Companies Overseen by
                               of Equity Securities      Trustee in Family of
Name of Trustee                in the Funds              Investment Companies
---------------                --------------------    -------------------------
Jack B. Evans.................             $0                  over$100,000
William C. Hunter.............             $0                  over$100,000
David J. Kundert..............             $0              $50,001-$100,000
William S. Schneider..........             $0                  over$100,000
Timothy R. Schwertfeger.......             $0                  over$100,000
Judith M. Stockdale...........             $0                  over$100,000
Eugene S. Sunshine............             $0                  over$100,000

The independent trustees who are not interested persons of the Trust have represented that they do not own beneficially or of record, any security of NAM, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM, Symphony or Nuveen.

Nuveen Investments, Inc. ("Nuveen Investments") maintains its charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program.

The independent trustees of the funds managed by NAM are eligible to participate in the matching contribution portion of the charitable contributions program of Nuveen Investments. Under the matching program, Nuveen Investments will match the personal contributions of a trustee to
Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year.


As of May 30, 2006, the officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each Fund. In addition, As of May 31, 2006, Nuveen Investments was the sole shareholder of the Funds. As sole shareholder Nuveen Investments has the ability to control the outcome on any item presented to shareholders for approval.

Committees


The Board of Trustees of the Trust has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.

Robert P. Bremner, Judith M. Stockdale, and Timothy R. Schwertfeger, Chair, serve as the current members of the Executive Committee of the Trust's Board of Trustees. Each Fund's executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended July 31, 2005, the Executive Committee did not meet.

The Dividend Committee is authorized to declare distributions on each Fund's shares including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown, and Jack B. Evans. During the fiscal year ended July 31, 2005, the Dividend Committee of the Trust did not meet.

The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Chair, Robert P. Bremner, Lawrence H. Brown, William J. Schneider and Eugene S. Sunshine, trustees of the Trust who are not interested persons of the Trust. During the fiscal year ended July 31, 2005, the Audit Committee met four times.

Nomination of those trustees who are not "interested persons" of the Trust is committed to a Nominating and Governance Committee composed of the trustees who are not "interested persons" of the Trust. The Committee operates under a written charter adopted and approved by the Board of Trustees. The Nominating and Governance Committee is responsible for Board selection and tenure; selection and review of committees; and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers; periodically reviews and makes recommendations about any appropriate changes to trustee compensation; and has the resources and authority to discharge its responsibilities--including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the Nominating and Governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Lawrence H. Brown,
Jack B. Evans, William C. Hunter, David J. Kundert, Judith M. Stockdale and Eugene S. Sunshine. During the fiscal year ended July 31, 2005, the Nominating and Governance Committee met six times.

The Trust has appointed a lead director who will serve as the chairman of the Nomination and Governance Committee. The purpose of the lead director role is one of coordination and assuring the appropriate and efficient functioning of the Board and the Board process. The lead director (i) organizes and leads independent directors sessions scheduled in connection with regular Board meetings, (ii) ensures an appropriate level and amount of communication among independent directors between scheduled meetings, (iii) works with external counsel and management staff in connection with Board meetings, including the contract renewal process, (iv) leads the process of annual Board self-assessment and follows up on recommendations, and (v) oversees Board operations as it relates to the independent directors.

The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management, and other regulatory matters affecting the Trust that are not otherwise the jurisdiction of the other board committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Trust and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are Lawrence H. Brown, William C. Hunter, David J. Kundert, William J. Schneider, Chair, and Judith M. Stockdale. During the fiscal year ended July 31, 2005, the Compliance, Risk Management and Regulatory Oversight Committee met four times.


Proxy Voting Procedures

Each Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

A member of each Fund's management team is responsible for oversight of the Fund's proxy voting process. With regard to equity securities, Symphony has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations on the voting of proxies relating to securities held by each Fund and managed by Symphony. ISS provides voting recommendations based upon established guidelines and practices. Symphony reviews ISS recommendations and frequently follow the ISS recommendations. However, on selected issues, Symphony may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the applicable Fund. If Symphony manages the assets of a company or its pension plan and any of Symphony's clients hold any securities of that company, Symphony will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. For clients that are registered investment companies where a material conflict of interest has been identified and the matter is not covered by the ISS Guidelines, Symphony shall disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or its designated committee.

Although Symphony has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, they do not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of their investment products) or the directors, officers and employees of such affiliates. Therefore, Symphony is unable to consider such information in its process of determining whether there are material conflicts of interests.

When required by applicable regulations, information regarding how each Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 257-8787 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                         FUND MANAGER AND SUB-ADVISER

Fund Manager

NAM acts as the manager of each Fund, with responsibility for the overall management of each Fund. NAM is a Delaware corporation and its address is 333 West Wacker Drive, Chicago, Illinois 60606. For the Funds, NAM has entered into a Sub-Advisory Agreement with Symphony under which Symphony, subject to NAM's supervision, manages the Funds' investment portfolios. NAM is also responsible for managing each Fund's business affairs and providing day-to-day administrative services to each Fund. For additional information regarding the management services performed by NAM and Symphony, see "Who Manages the Funds" in the Prospectus.

NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of each Fund's shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Exchange-Traded Funds. Nuveen and NAM are subsidiaries of Nuveen Investments, which is a publicly-traded company and was, until April 2005, a majority-owned subsidiary of The St. Paul Travelers Companies, Inc., a publicly-traded company that is principally engaged in providing property-liability insurance through subsidiaries.

For the fund management services and facilities furnished by NAM, each of the Funds has agreed to pay an annual management fee at rates set forth in the Prospectus under "Who Manages the Funds." In addition, NAM agreed to waive all or a portion of its management fee or reimburse certain expenses of the Funds. The Prospectus includes current expense waivers and expense reimbursements for the Funds.

Each fund's management fee is divided into two components--a complex-level component, based on the aggregate amount of all funds assets managed by NAM and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by NAM and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

Each of the Funds has agreed to pay an annual fund-level management fee payable monthly, based upon the average daily net assets of each Fund as set forth in the prospectus.

The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

                                                   Complex-Level
Complex-Level Assets/1/                              Fee Rate
-----------------------                            -------------
For the first $55 billion.........................     .2000%
For the next $1 billion...........................     .1800
For the next $1 billion...........................     .1600
For the next $3 billion...........................     .1425
For the next $3 billion...........................     .1325
For the next $3 billion...........................     .1250
For the next $5 billion...........................     .1200
For the next $5 billion...........................     .1175

                                                   Complex-Level
Complex-Level Assets/1/                              Fee Rate
-----------------------                            -------------
For the next $15 billion..........................     .1150
For Managed Assets over $91 billion/2/............     .1400
--------
/1/ The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

/2/ With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

In addition to the management fee, each Fund also pays a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

The Funds, the other Nuveen funds, NAM, the sub-advisers and other related entities have adopted codes of ethics which essentially prohibit all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Sub-Adviser

NAM has selected Symphony, 555 California Street, Suite 2975, San Francisco, CA 94104, an affiliate of NAM, as sub-adviser to manage the investment portfolios of the Funds. Symphony manages and supervises the investment of the Funds' assets on a discretionary basis, subject to the supervision of NAM. Nuveen Investments purchased Symphony on July 16, 2001. Symphony is organized as a member-managed limited liability company, and its sole managing member is Nuveen Investments.

Prior to its acquisition by Nuveen in 2001, Symphony was owned by BARRA, Inc. Symphony has provided investment management services since August, 1994. Symphony managed over $5.67 billion in assets as of December 31, 2005.


Out of the fund management fee, for each Fund, NAM pays Symphony a portfolio management fee equal to 50% of the advisory fee paid to NAM for its services to the Funds (net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by NAM in respect of the Funds).


Symphony provides continuous advice and recommendations concerning the Funds' investments, and is responsible for selecting the broker/dealers who execute the transactions of the portfolio.

Portfolio Managers

Unless otherwise indicated, the information below is provided as of the date of this SAI.

The following individuals have primary responsibility for the day-to-day implementation of investment strategies of the Funds:

Name                      Funds
----                      -----------------------------------------------------
Igor Lotsvin, CFA, CPA... Large-Cap Value Fund, All-Cap Core Fund, Mid-Cap Core
                          Fund

David Wang............... Small-Mid Cap Core Fund

Other Accounts Managed. In addition to managing the Funds, certain portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of March 31, 2006 unless otherwise indicated:



                                                      Number of
Portfolio Manager          Type of Account Managed    Accounts     Assets
-----------------         --------------------------  --------- -------------
Igor Lotsvin, CFA, CPA... Other Registered
                          Investment Companies            0                 0
                          Other Pooled Investment
                          Vehicles                        0                 0
                          Other Accounts                  0                 0

David Wang............... Other Registered
                          Investment Companies            0                 0
                          Other Pooled Investment
                          Vehicles                        4     642.7 million
                          Other Accounts                  1     21.92 million


Symphony Compensation. Symphony investment professionals receive competitive base salaries and participate in a bonus pool which is tied directly to the firm's operating income with a disproportionate amount paid to the managers responsible for generating the alpha. The bonus paid to investment personnel is based on acumen, overall contribution and strategy performance. However, there is no fixed formula which guides bonus allocations. Bonuses are paid on an annual basis. In addition, investment professionals may participate in an equity-based compensation pool.


Material Conflicts of Interest. The portfolio managers may manage other accounts with investment strategies similar to the Funds, including other investment companies and separately managed accounts. Fees earned by the sub-adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the sub-adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and other factors. In addition, the sub-adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.


Beneficial Ownership of Securities. As of the date of the Statement of Additional Information, no portfolio manager beneficially owns any stock issued by the Fund he manages or co-manages.

                            PORTFOLIO TRANSACTIONS

Symphony is responsible for decisions to buy and sell securities for the Funds. Symphony is also responsible for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of Symphony to seek the best execution under the circumstances, which may take account of the overall quality of brokerage and research services provided to the respective advisor and its advisees. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, Symphony may consider, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of a Fund's shares.

Section 28(e) of the 1934 Act ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities;
(b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, Symphony may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if Symphony determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to Symphony or a Fund. Symphony believes that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to the Fund. The Management Agreement and the Sub-Advisory Agreement, if applicable, provide that such higher commissions will not be paid by a Fund unless the applicable adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by a Fund to NAM under the Management Agreement or the subadvisory fees paid by NAM to Symphony under the Sub-Advisory Agreement are not reduced as a result of receipt by either NAM or Symphony of research services.

Symphony places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which each Fund effects its securities transactions may be used by Symphony in servicing all of its accounts; not all of such services may be used by Symphony in connection with a Fund. Symphony believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, Symphony believes such costs to each Fund will not be disproportionate to the benefits received by a Fund on a continuing basis. Symphony seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by Symphony are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of a security purchased by the Fund, the amount of securities that may be purchased in any one issue and the assets of the Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

                                NET ASSET VALUE

Each Fund's net asset value per share is determined separately for each class of the applicable Fund's shares as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for trading on New Year's Day, Washington's Birthday, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value per share of a class of a Fund is calculated by taking the value of the pro rata portion of the Fund's total assets attributable to that class, including interest or dividends accrued but not yet collected, less all liabilities attributable to that class (including the class's pro rata portion of the Fund's liabilities), and dividing by the total number of shares of that class outstanding. The result, rounded to the nearest cent, is the net asset value per share of that class. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities primarily traded on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. However, securities traded on a securities or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and asked prices. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and asked prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of securities or bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from securities dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund NAV or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

Regardless of the method employed to value a particular security, all valuations are subject to review by a Fund's Board of Trustees or its delegate who may determine the appropriate value of a security whenever the value as calculated is significantly different from the previous day's calculated value.

                                  TAX MATTERS

Federal Income Tax Matters

The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Trust.

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. taxes. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.


Distributions. Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.


Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to dividends received by a Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

If You Sell or Redeem Shares. If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.


Taxation of Capital Gains and Losses. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.


Taxation of Certain Ordinary Income Dividends. Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.


Deductibility of Portfolio Expenses. Expenses incurred and deducted by your Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

                            PERFORMANCE INFORMATION

Each Fund may quote its yield, distribution rate, beta, average annual total return or cumulative total return in reports to shareholders, sales literature and advertisements each of which will be calculated separately for each class of shares.

In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                        Yield=2 [ ( a - b + 1 )/6/ - 1]
                                     -------
                                     cd

In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 5.75%.

In computing yield, each Fund follows certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

Each Fund may from time to time in its advertising and sales materials report a quotation of its current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. The distribution rate is computed by taking the most recent dividend per share, multiplying it as needed to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

Each Fund may from time to time in its advertising and sales literature quote its beta. Beta is a standardized measure of a security's risk (variability of returns) relative to the overall market, i.e., the proportion of the variation in the security's returns that can be explained by the variation in the return of the overall market. For example, a security with a beta of 0.85 is expected to have returns that are 85% as variable as overall market returns. Conversely, a security with a beta of 1.25 is expected to have returns that are 125% as variable as overall market returns. The beta of the overall market is by definition 1.00.

   The formula for beta is given by:

          Beta = (sigma) A * B / C

      where

          A = (X\\i\\/--X), i=1,., N/
          B = (Y\\i\\/--Y), i=1,., N/
          C = (sigma) (X\\i\\/--X)2/\\, i=1,., N\\
          X\\i\\= Security Return in period i
          Y\\i\\= Market Return in period i
          X = Average of all observations X\\i\\
          Y = Average of all observations Y\\i\\
          N = Number of observations in the measurement period

All total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in each Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over a stated period of time. Average annual total return and cumulative total return are based upon the historical results of the Funds and are not necessarily representative of the future performance of the Funds.

The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.

Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/=ATV\\D\\

Where:

   P = a hypothetical initial payment of $1,000.
   T = average annual total return (after taxes on distributions).
   n = number of years.
   ATV\\D\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.

Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/=ATV\\DR\\

Where:

       P = a hypothetical initial payment of $1,000.
       T = average annual total return (after taxes on distributions and redemption).
       n = number of years.
       ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.

Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included. Average annual and cumulative total returns may also be presented in advertising and sales literature without the inclusion of sales charges. In addition, each Fund may present cumulative total returns on an after-tax basis. After-tax total returns may be computed in accordance with a standardized method prescribed by SEC rules and may also be computed by using non-standardized methods.

From time to time, each Fund may compare its risk-adjusted performance with other investments that may provide different levels of risk and return. For example, a Fund may compare its risk level, as measured by the variability of its periodic returns, or its risk-adjusted total return, with those of other funds or groups of funds. Risk-adjusted total return would be calculated by adjusting each investment's total return to account for the risk level of the investment.

The risk level for a class of shares of each Fund, and any of the other investments used for comparison, would be evaluated by measuring the variability of the investment's return, as indicated by the standard deviation of the investment's monthly returns over a specified measurement period (e.g., two years). An investment with a higher standard deviation of monthly returns would indicate that a Fund had greater price variability, and therefore greater risk, than an investment with a lower standard deviation.

The risk-adjusted total return for a class of shares of each Fund and for other investments over a specified period would be evaluated by dividing (a) the remainder of the investment's annualized two-year total return, minus the annualized total return of an investment in Treasury bill securities (essentially a risk-free return) over that period, by (b) the standard deviation of the investment's monthly returns for the period. This ratio is sometimes referred to as the "Sharpe measure" of return. An investment with a higher Sharpe measure would be regarded as producing a higher return for the amount of risk assumed during the measurement period than an investment with a lower Sharpe measure.

Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 5.75% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of a Fund include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

In reports and other communications to shareholders or in advertising and sales literature, the Funds may also present economic statistics obtained from governmental agencies or industry or financial publications comparing non-U.S. countries to the U.S. Additionally, a Fund may discuss certain economic and financial trends existing in non-U.S. countries in order to illustrate the general investment opportunities in those countries. A Fund may present historical performance of certain countries, as reported by independent data providers, as a way to show the opportunities provided by such countries. A Fund may also show the historical performance of certain non-U.S. equity market indices to compare against other international equity market indices and to show how maintaining investments in both non-U.S. stocks and U.S. stocks may moderate risk. This data is obtained from independent services such as Morgan Stanley Capital International and Ibbotson Associates, Inc.

In reports or other communications to shareholders or in advertising and sales literature, a Fund may also compare its performance or the performance of its portfolio manager with that of, or reflect the performance of: (1) the Consumer Price Index; (2) equity mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment

Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine; and/or (3) the S&P 500 Index, the S&P/Barra Value Index, the Russell 1000 Value Index, the Lehman Aggregate Bond Index or other unmanaged indices reported by Lehman Brothers. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

There are differences and similarities between the investments which a Fund may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges.

Each Fund may also from time to time in its advertising and sales literature compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds or indices that represent these types of investments. U.S. Government bonds are long-term investments backed by the full faith and credit of the U.S. Government. Bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

           ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF
                     FUND SHARES AND SHAREHOLDER PROGRAMS

As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares as described below.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees, for those classes that pay such fees.

The minimum initial investment is $3,000 per fund share class ($1,000 for individual retirement accounts, $500 for educational individual retirement accounts, $50 if you establish a systematic investment plan, and $250 for accounts opened through fee-based programs).

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) Securities and Exchange Commission ("SEC") and state securities registration fees incurred by a specific class of shares,
(iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) directors' fees or expenses incurred as a result of issues relating to a specific class of shares,
(vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares

Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..25%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of each of the Funds. The example assumes a purchase on July 31, 2005 of Class A shares of a Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

Net Asset Value per share................................... $20.00
                                                             ------
Per Share Sales Charge--5.75% of public offering price
  (6.10% of net asset value per share)......................   1.22
                                                             ------
Per Share Offering Price to the Public...................... $21.22
                                                             ======


Each Fund receives the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Share Purchase Availability

Rights of Accumulation

You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B and Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify Nuveen or the Funds' transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Reinvestment of Nuveen Defined Portfolio Distributions

You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

Also, investors will be able to buy Class A Shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Group Purchase Programs

If you are a member of a qualified group, you may purchase Class A Shares of any Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant in the program is $50 provided that the group initially invests at least $3,000 in the Fund and the minimum monthly investment in Class A Shares of any Fund or portfolio by each participant is $50. No certificate will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor or by calling Nuveen toll-free at 800-257-8787.

Elimination of Sales Charge on Class A Shares

Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

  . investors purchasing $1,000,000 or more; Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;

  . officers, trustees and former trustees of the Nuveen and former Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings);

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;


  . employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans, and


  . with respect to purchases by employer-sponsored retirement plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay Authorized Dealers a sales commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the authorized dealer elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived.


Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by each Fund.

Class R Share Purchase Eligibility

Class R Shares are available for purchase of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . direct institutional advisory clients of Nuveen and its affiliates investing $1,000,000 or more;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and


  . certain employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans.


In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

The reduced sales charge programs may be modified or discontinued by the Funds at any time.

For more information about the purchase of Class A Shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free at (800) 257-8787.

Class B Shares

You may purchase Class B Shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Since Class B Shares are sold without an initial sales charge, the full amount of your purchase payment will be invested in Class B Shares. Class B Shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class B shares, and are also subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing financial advice and other account services. Each Fund has established a maximum purchase amount for the Class B shares of the Funds. Class B Shares purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A or Class C Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

You may be subject to a Contingent Deferred Sales Charge ("CDSC") if you redeem your Class B shares prior to the end of the sixth year after purchase. See "Reduction or Elimination of Contingent Deferred Sales Charge" below. Nuveen compensates Authorized Dealers for sales of Class B Shares at the time of sale at the rate of 4.00% of the amount of Class B Shares purchased, which represents a sales commission of 3.75% plus an advance on the first year's annual service fee of .25%.

Class B Shares acquired through the reinvestment of dividends are not subject to a CDSC. Any CDSC will be imposed on the lower of the redeemed shares' cost or net asset value at the time of redemption.

Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

Class C Shares

You may purchase Class C Shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C Shares are subject to an annual distribution fee of .75% to compensate Nuveen for paying your financial advisor an ongoing sales commission. Class C Shares are also subject to an annual service fee of .25% to compensate Authorized Dealers for providing you with on-going financial advice and other account services. Nuveen compensates Authorized Dealers for sales of Class C Shares at the time of the sale at a rate of 1% of the amount of Class C Shares purchased, which represents an advance of the first year's distribution fee of .75% plus an advance on the first year's annual service fee of .25%. See "Distribution and Service Plans."

Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A Shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

Redemptions of Class C Shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. Because Class C Shares do not convert to Class A Shares and continue to pay an annual distribution fee indefinitely, Class C Shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A Shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase (except in cases where the shareholder's financial advisor agreed to waive the right to receive an advance of the first year's distribution and service fee).

In determining whether a CDSC is payable, each Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner);
(iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (iv) involuntary redemptions caused by operation of law;
(v) redemptions in connection with a payment of account or plan fees;
(vi) redemptions in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; (vii) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund; (viii) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act;
(ix) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; (x) redemptions of Class A, Class B or Class C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen; and (xi) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 59/1//2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal;
(iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59/1//2; and (ii) for redemptions to satisfy required minimum distributions after age 70/1//2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Nuveen IRA accounts).

Shareholder Programs

Exchange Privilege

You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of a Fund at net asset value without a sales charge.

If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

The shares to be purchased must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by a Fund at any time.

The exchange privilege is not intended to permit a Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, each Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. (See "Frequent Trading Policy" below.)

Reinstatement Privilege

If you redeemed Class A, Class B or Class C Shares of one of the Funds or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.

Redemption In-Kind

Each Fund has reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although each Fund has no present intention to redeem in-kind. Each Fund voluntarily has committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.

Frequent Trading Policy

The Funds' Frequent Trading Program is as follows:

   Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

    1. Definition of Round Trip

   A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

    2. Round Trip Trade Limitations

   Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts either controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.

    3. Definition of Frequent Trader

   An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.

    4. Rules Governing Trades Placed by Frequent Traders

   Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1:00 p.m. New York time and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.

    5. Enforcement

   Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion to (a) interpret the terms and application of these policies, (b) to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and (c) to exclude the application of its provisions to certain classes of redemptions, as set forth in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive "wrap" fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; (vi) involuntary redemptions caused by operation of law;
(vii) redemptions in connection with a payment of account or plan fees; and
(viii) redemptions in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code ("Code") from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer's plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

Disclosure of Portfolio Holdings

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of each Fund's portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Funds' publicly accessible website, www.nuveen.com. Currently, each Fund generally makes available complete portfolio holdings information on each Fund's website following the end of each month with an approximately one-month lag. Additionally, all Funds publish on the website a list of top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until a Fund files with the SEC its Form N-CSR or Form N-Q for the period that includes the date as of which the website information is current.

Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds' website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient's duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R. R. Donnelly Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Funds' independent trustees (Chapman and Cutler LLP). Also, the Funds' investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek's systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds' investment adviser and/or sub-advisers may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

Non-public portfolio holdings information may be provided to other persons if approved by the Funds' Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Compliance officers of the Funds and their investment adviser and sub-adviser(s) periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds' policy. Reports are made to the Funds' Board of Trustees on an annual basis.

There is no assurance that the Funds' policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

General Matters

Each Fund may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in equity securities, equity and debt securities, or equity and municipal securities.

Upon notice to all Authorized Dealers, Nuveen may reallow to Authorized Dealers electing to participate up to the full applicable Class A Share up-front sales charge during periods and for transactions specified in the notice. The reallowances made during these periods may be based upon attainment of minimum sales levels.

In addition to the types of compensation to dealers to promote sales of Fund shares that are described in the Funds' Prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds.

Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amount of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of a Fund, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

To help advisors and investors better understand and more efficiently use the Funds to reach their investment goals, each Fund may advertise and create specific investment programs and systems. For example, this may include information on how to use a Fund to accumulate assets for future education needs or periodic payments such as insurance premiums. A Fund may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.

Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf.

For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" and "Systematic Investing" in the applicable Prospectus.

If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.

Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to dealers. Nuveen receives for its services the excess, if any, of the sales price of a Fund's shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plans." Nuveen receives any CDSCs imposed on redemptions of Shares, but any amounts as to which a reinstatement privilege is not exercised are set off against and reduce amounts otherwise payable to Nuveen pursuant to the distribution plan.

Other compensation to certain dealers

NAM, at its own expense, currently provides additional compensation to investment dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular dealer in any given year will vary and will comprise an amount equal to (a) up to .25% of fund sales by that dealer; and/or
(b) up to .12% of assets attributable to that dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular dealers in connection with the sale of Nuveen Funds, including costs associated with educating a firm's financial advisors about the features and benefits of Nuveen Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Funds.

In 2006, NAM expects that it will pay additional compensation to the following dealers:

   A.G. Edwards & Sons, Inc.
   Ameriprise Financial
   Merrill Lynch, Pierce, Fenner & Smith, Inc.
   Morgan Stanley DW Inc.
   Raymond James Financial
   Smith Barney
   UBS Financial Services Inc.
   Wachovia Securities LLC

                        DISTRIBUTION AND SERVICE PLANS

The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will all be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

The distribution fee applicable to Class B Shares and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Each Fund may spend up to .25 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan as applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of each of the Class B Shares and Class C Shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge and up to .25 of 1% per year of the average daily net assets of each of the Class B Shares and Class C Shares as a service fee under the Plan as applicable to such classes.

Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested Trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

PricewaterhouseCoopers LLP, independent registered public accounting firm, One North Wacker Drive, Chicago, Illinois 60606, have been selected as auditors for the Trust. In addition to audit services, PricewaterhouseCoopers LLP will provide assistance on accounting, internal control, tax and related matters.

The custodian of the assets of the Funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian performs custodial, fund accounting and portfolio accounting services.

The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

                           GENERAL TRUST INFORMATION

Each Fund is a series of the Trust. The Trust is an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 27, 1997. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are ten series authorized and outstanding, each of which is divided into four classes of shares designated as Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automatically convert into Class A Shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

                      APPENDIX A--RATINGS OF INVESTMENTS

Standard & Poor's Ratings Group--A brief description of the applicable Standard & Poor's ("S&P") rating symbols and their meanings (as published by S&P) follows:

                             Issue Credit Ratings

A S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.

The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's Investors Service, Inc.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

Moody's assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.

2)  Notes allowing for negative coupons, or negative principal.

3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks directly if they have questions regarding ratings for specific notes issued under a medium-term note program.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                            U.S. Short-Term Ratings

MIG/VMIG Ratings

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Prime Rating System

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  .   Leading market positions in well-established industries.

  .   High rates of return on funds employed.

  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings--A brief description of the applicable Fitch Ratings ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

Fitch provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment-grade" ratings (international long-term 'AAA'-'BBB' categories; short-term 'F1'-'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international long-term 'BB'-'D'; short-term 'B'-'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch credit and research are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security. The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Fitch program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

                    International Short-Term Credit Ratings

The following ratings scale applies to non-U.S. currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D   Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, or to categories below 'CCC', or to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                           PART C--OTHER INFORMATION

Item 22: Exhibits:


(a)(1).  Declaration of Trust of Registrant.(1)
(a)(2).  Certificate for the Establishment and Designation of Series dated June 27, 1997.(1)
(a)(3).  Certificate for the Establishment and Designation of Classes dated June 27, 1997.(1)
(a)(4).  Amended and Restated Establishment and Designation of Series dated August 13, 1997.(1)
(a)(5).  Amended Establishment and Designation of Series dated September 11, 2000.(9)
(a)(6).  Amended Designation of Series dated October 7, 2002.(13)
(a)(7).  Amended Designation of Series dated December 19, 2005.(16)
(a)(8).  Amended Designation of Series dated February 20, 2006.(17)
(b).     By-Laws of Registrant.(1)
(c).     Specimen certificate of Shares of the Registrant.(2)
(d)(1).  Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(2)
(d)(2).  Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Rittenhouse.(2)
(d)(3).  Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(7)
(d)(4).  Investment Sub-Advisory Agreements between Nuveen Institutional Advisory Corp. and Columbus Circle
         Investors, LLC.(7)
(d)(5).  Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment
         Management Company, LLC.(13)
(d)(6).  Renewal of Investment Management Agreement between Registrant and Nuveen Institutional Advisory
         Corp.(13)
(d)(7).  Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp.
         and Rittenhouse Asset Management, Inc.(13)
(d)(8).  Notice of Continuation of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp.
         and NWQ Investment Management Company, LLC.(13)
(d)(9).  Amendment and Renewal of Management Agreement between Registrants and Nuveen Institutional Advisory
         Corp.(14)
(d)(10). Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp.
         and Rittenhouse Asset Management, Inc.(14)
(d)(11). Notice of Continuation of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp.
         and NWQ Investment Management Company, LLC.(14)
(d)(12). Management Agreement between Registrant and Nuveen Asset Management.(15)
(d)(13). Investment Sub-Advisory Agreement between Nuveen Asset Management and Rittenhouse Asset Management,
         Inc.(15)
(d)(14). Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds NWQ Global
         Investors, LLC.(19)
(d)(15). Form Investment Sub-Advisory Agreement between Nuveen Asset Management and Santa Barbara Asset
         Management.(19)
(d)(16). Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset
         Management.(19)
(d)(17). Management Agreement between Registrant and Nuveen Asset Management.(18)
(d)(18). Amended Management Agreement between Registrant and Nuveen Asset Management.(19)
(d)(19). Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds NWQ Global
         Investors, LLC.(19)
(d)(20). Temporary Expense Cap Agreement by and between Registrant and Nuveen Asset Management.(19)
(e)(1).  Distribution Agreement between Registrant and Nuveen Investments.(4)
(e)(2).  Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(11)
(e)(3).  Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(13)
(e)(4).  Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(14)
(e)(5).  Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(15)
(f).     Not applicable.
(g)(1).  Custodian Agreement between Registrant and The Chase Manhattan Bank.(7)
(g)(2).  Global Custody Agreement between Registrant and The Chase Manhattan Bank.(7)
(g)(3).  Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and
         Trust Company.(18)
(g)(4).  Amended Appendix A to the Custodian Agreement dated May 29, 2006.(19)
(h)(1).  Transfer Agency Agreement between Registrant and Chase Global Funds Services Company.(3)
(h)(2).  Amended Schedule to the Transfer Agency Agreement dated March 23, 2006.(18)
(h)(3).  Amended Schedule to the Transfer Agency Agreement dated May 31, 2006.(19)
(i)(1).  Opinion and Consent of Bell, Boyd & Lloyd, dated November 12, 1997.(2)
(i)(2).  Opinion and Consent of Bingham, Dana & Gould, dated November 13, 1997.(2)
(i)(3).  Opinion and Consent of Chapman and Cutler dated November 24, 1999.(6)
(i)(4).  Opinion and Consent of Chapman and Cutler dated December 17, 1999.(7)

(i)(5).  Opinion and Consent of Bingham, Dana and Gould dated December 17, 1999.(7)
(i)(6).  Opinion and Consent of Chapman and Cutler dated January 11, 2000.(7)
(i)(7).  Opinion and Consent of Chapman and Cutler dated September 26, 2000.(9)
(i)(8).  Opinion and Consent of Bingham Dana LLP dated September 26, 2000.(10)
(i)(9).  Opinion and Consent of Chapman and Cutler dated November 28, 2001.(11)
(i)(10). Opinion and Consent of Chapman and Cutler dated October 4, 2002.(12)
(i)(11). Opinion and Consent of Bingham McCutchen LLP dated October 4, 2002.(12)
(i)(12). Opinion and Consent of Chapman and Cutler LLP dated November 28, 2003.(13)
(i)(13). Opinion and Consent of Chapman and Cutler LLP dated November 29, 2004.(14)
(i)(14). Opinion and Consent of Chapman and Cutler LLP dated November 28, 2005.(15)
(i)(15). Opinion and Consent of Chapman and Cutler LLP dated March 28, 2006.(18)
(i)(16). Opinion and Consent of Bingham McCutchen LLP dated March 28, 2006.(18)
(i)(17). Opinion and Consent of Chapman and Cutler LLP dated June 1, 2006.(19)
(i)(18). Opinion and Consent of Bingham McCutchen LLP dated May 31, 2006.(19)
(j).     Consent of Independent Registered Public Accounting Firm.(19)
(k).     Not applicable.
(l).     Subscription Agreement with Nuveen Institutional Advisory Corp.(2)
(m).     Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares and Class C
         Shares for the Registrant dated July 24, 1997 (as amended May 17, 1998).(3)
(n).     Multi-Class Plan.(2)
(p)(1).  Codes of Ethics of the Registrant, Principal Underwriter and Investment Adviser.(14)
(p)(2).  Code of Ethics of Rittenhouse Asset Management, Inc.(14)
(p)(3).  Code of Ethics of NWQ Investment Management Company, LLC.(12)
(z)(1).  Original Powers of Attorney for Messrs. Schwertfeger, Evans, Leafstrand, Bacon, Kissick, and Ms. Wellington,
         Trustees, authorizing, among others, Alan G. Berkshire, Nicholas Dalmaso, Jessica R. Droeger, Larry W. Martin
         and Gifford R. Zimmerman to execute the Registration Statement.(8)
(z)(2).  Original Power of Attorney of Mr. Bennett, authorizing among others, Nicholas Dalmaso, Jessica R. Droeger,
         Larry W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(11)
(z)(3).  Original Powers of Attorney of Mr. Bremner, Mr. Brown, Ms. Impellizzeri, Mr. Sawers,
         Mr. Schneider and Ms. Stockdale, authorizing among others, Jessica R. Droeger, Larry W. Martin and Gifford
         R. Zimmerman to execute the Registration Statement.(13)
(z)(4).  Original Power of Attorney of Mr. Hunter authorizing among others, Jessica R. Droeger, Larry
         W. Martin and Gifford R. Zimmerman to execute the Registration Statement.(14)

--------
(1) Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2) Incorporated by reference to the pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3) Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.
(4) Incorporated by reference to the post-effective amendment no. 2 filed on Form N-1A for Registrant.
(5) Incorporated by reference to the post effective amendment no. 3 filed on Form N-1A for Registrant.
(6) Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.
(7) Incorporated by reference to the post-effective amendment no. 5 filed on Form N-1A for Registrant.
(8) Incorporated by reference to the post-effective amendment no. 6 filed on Form N-1A for Registrant.
(9) Incorporated by reference to the post-effective amendment no. 7 filed on Form N-1A for Registrant.
(10) Incorporated by reference to the post-effective amendment no. 8 filed on Form N-1A for Registrant.
(11) Incorporated by reference to the post-effective amendment no. 9 filed on Form N-1A for Registrant.
(12) Incorporated by reference to the post-effective amendment no. 11 filed on Form N-1A for Registrant.
(13) Incorporated by reference to the post-effective amendment no. 12 filed on Form N-1A for Registrant.
(14) Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.
(15) Incorporated by reference to the post-effective amendment no. 15 filed on Form N-1A for Registrant.
(16) Incorporated by reference to the post-effective amendment no. 16 filed on Form N-1A for Registrant.

(17) Incorporated by reference to post-effective amendment no. 17 filed on Form N-1A for Registrant.
(18) Incorporated by reference to post-effective amendment no. 18 filed on Form N-A for Registrant.
(19) Filed herewith.

Item 23: Persons Controlled by or under Common Control with Fund.
Not applicable.

Item 24: Indemnification
Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

    (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

    (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

    (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

       (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

       (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

   (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

   (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------


The trustees and officers of the Registrant are covered by Investment Adviser and Mutual Fund Professional and Directors and Officers Liability policy with coverage of $50,000,000 (with $0 deductible for individual insureds, $2,000,000 deductible for operational failures and a $1 million deductible for all other claims) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25: Business and Other Connections of Investment Adviser
(a) Nuveen Asset Management ("NAM") manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

                                    Other Business, Profession, Vocation or
Name and Position with NAM             Employment During Past Two Years
-------------------------- ----------------------------------------------------------
John P. Amboian,           President and Director of Nuveen Investments, Inc., Nuveen
President and Director     Investments, LLC, Rittenhouse Asset Management, Inc.,
                           Nuveen Investments Advisers Inc., and Nuveen Investments
                           Holdings, Inc.; formerly, President and Director of Nuveen
                           Advisory Corp. and Nuveen Institutional Advisory Corp.*

                                       Other Business, Profession, Vocation or
Name and Position with NAM                Employment During Past Two Years
-------------------------- ---------------------------------------------------------------

Stuart J. Cohen, Vice      Vice President, Assistant Secretary and Assistant General
President, Assistant       Counsel of Nuveen Investments, LLC, Nuveen Investments
Secretary and Assistant    Holdings, Inc. and Rittenhouse Asset Management, Inc.; Vice
General Counsel            President of Nuveen Investments Advisers Inc.

Sherri A. Hlavacek, Vice   Vice President and Corporate Controller of Nuveen Investments,
President and Corporate    LLC, Nuveen Investments Holdings, Inc., Nuveen Investments
Controller                 Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice
                           President and Controller of Nuveen Investments, Inc.; Certified
                           Public Accountant.

Mary E. Keefe, Managing    Managing Director of Nuveen Investments, Inc.; Managing
Director and Chief         Director and Chief Compliance Officer of Nuveen Investments,
Compliance Officer         LLC, Nuveen Investments Advisers Inc., and Rittenhouse Asset
                           Management, Inc.; Chief Compliance Officer of Symphony
                           Asset Management, LLC; formerly, Managing Director and
                           Chief Compliance Officer (2004) of Nuveen Advisory Corp. and
                           Nuveen Institutional Advisory Corp.*; Head of Global
                           Compliance (January 2004-May 2004) of Citadel Investment
                           Group; Director, Midwest Regional Office (1994-2003) United
                           States Securities and Exchange Commission.

John L. MacCarthy, Senior  Senior Vice President, Secretary, and General Counsel (since
Vice President, Secretary  March, 2006) of Nuveen Investments, Inc., Nuveen Investments,
and General Counsel        LLC, Rittenhouse Asset Management, Inc., and Nuveen
                           Investments Holdings, Inc.; Senior Vice President and Secretary
                           (since March, 2006) of Nuveen Investments Advisers Inc.;
                           Assistant Secretary (since March, 2006) of NWQ Investment
                           Management Company, LLC and Secretary of Symphony Asset
                           Management, LLC; formerly, Partner, at the law firm of
                           Winston & Strawn LLP.

Margaret E. Wilson,        Senior Vice President, Finance of Nuveen Investments, Inc.,
Senior Vice President,     Nuveen Investments, LLC, Rittenhouse Asset Management,
Finance                    Inc., Nuveen Investments Advisers Inc., and Nuveen
                           Investments Holdings, Inc.; formerly, Senior Vice President,
                           Finance (1998-2004) of Nuveen Advisory Corp. and Nuveen
                           Institutional Advisory Corp.*

--------
* Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were organized into Nuveen Asset Management, effective January 1, 2005.

(b) Rittenhouse acts as sub-investment adviser to the Registrant for the Nuveen Rittenhouse Growth Fund and serves as investment adviser to separately managed accounts. The following is a listing of each director and officer of Rittenhouse. The principal business address for each person is Five Radnor Corporate Center, Suite 300, Radnor, PA 19087, except Mr. Schwertfeger's, Mr. Amboian's, Mr. Berkshire's, Ms. Wilson's, Mr. Cohen's, Mr. D'Arrigo's, Ms. Hlavacek's, Ms. Keefe's, Mr. Martin's and Mr. Zimmerman's address is 333 W. Wacker Drive, Chicago, IL 60606:

                   Positions and Offices                  Other Business, Profession, Vocation or
Name                 with Rittenhouse                        Employment During Past Two Years
----               --------------------- -------------------------------------------------------------------------
Timothy R.         Chairman, Chief       Chairman (since 1999) and Trustee (since 1996) of the funds advised by
Schwertfeger       Executive Officer     Nuveen Asset Management; Chairman (since 1996) and Director of
                   and Director          Nuveen Investments, Inc., Nuveen Investments, LLC; Director (since
                                         1996) of Institutional Capital Corporation; Chairman and Director (since
                                         1997) of Nuveen Asset Management; Chairman of Nuveen Investments
                                         Advisers, Inc. (since 2002); formerly, Chairman and Director (1996-
                                         2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                         Corp.*

John P. Amboian    President and         President and Director of Nuveen Investments, Inc., Nuveen
                   Director              Investments, LLC, Rittenhouse Asset Management, Inc., Nuveen Asset
                                         Management, Nuveen Investments Advisers Inc., and Nuveen
                                         Investments Holdings, Inc.; formerly, President and Director of Nuveen
                                         Advisory Corp. and Nuveen Institutional Advisory Corp.*

Alan G. Berkshire  Senior Vice           Senior Executive Vice President and Secretary, formerly, Senior Vice
                   President, Secretary  President and General Counsel of Nuveen Investments, Inc., Nuveen
                   & General Counsel     Investments, LLC, Nuveen Asset Management and Nuveen Investments
                                         Holdings, Inc.; Senior Vice President and Secretary of Nuveen Investments
                                         Advisers Inc.; Assistant Secretary of NWQ Investment Management
                                         Company, LLC and Secretary of Symphony Asset Management, LLC;
                                         formerly, Senior Vice President and Secretary (1997-2004) of Nuveen
                                         Advisory Corp. and Nuveen Institutional Advisory Corp.*

Margaret E. Wilson Senior Vice           Senior Vice President, Finance of Nuveen Investments, Inc., Nuveen
                   President, Finance    Investments, LLC, Nuveen Asset Management, Nuveen Investments
                                         Advisers Inc., and Nuveen Investments Holdings, Inc.; formerly, Senior
                                         Vice President, Finance (1998-2004) of Nuveen Advisory Corp. and
                                         Nuveen Institutional Advisory Corp.*

Stuart J. Cohen    Vice President,       Vice President, Assistant Secretary and Assistant General Counsel of
                   Assistant Secretary   Nuveen Investments, LLC, Nuveen Investments Holdings, Inc. and
                   and Assistant         Nuveen Asset Management; Vice President of Nuveen Investments
                   General Counsel       Advisers Inc.

William L. Conrad  Managing Director     None

                   Positions and Offices                 Other Business, Profession, Vocation or
Name                 with Rittenhouse                       Employment During Past Two Years
----               --------------------- -----------------------------------------------------------------------
Nancy Crouse       Managing Director     Previously, Senior Vice President/Senior Portfolio Manager at Delaware
                                         Investments (1993-2005)

Peter H. D'Arrigo  Vice President and    Vice President and Treasurer of Nuveen Investments, LLC (since 1999);
                   Treasurer             Vice President and Treasurer (since 1999) of Nuveen Investments, Inc.;
                                         formerly, Vice President and Treasurer (1999-2004) of Nuveen Advisory
                                         Corp. and Nuveen Institutional Advisory Corp.*; Vice President and
                                         Treasurer of Nuveen Asset Management (since 2002) and of Nuveen
                                         Investments Advisers Inc. (since 2002); Assistant Treasurer of NWQ
                                         Investment Management Company, LLC. (since 2002); Vice President and Treasurer of Rittenhouse Asset Management, Inc. (since 2003);
                                         Chartered Financial Analyst.

Sherri A. Hlavacek Vice President and    Vice President and Corporate Controller of Nuveen Investments, LLC,
                   Corporate             Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc.
                   Controller            and Nuveen Asset Management; Vice President and Controller of
                                         Nuveen Investments, Inc.; Certified Public Accountant.

James J. Jolinger  Managing Director     Portfolio Manager and Executive Director (1997-2003), Morgan Stanley
                   Director of Research  Investment Management, Inc.
                   Portfolio Manager

Mary E. Keefe      Managing Director     Managing Director of Nuveen Investments, Inc.; Managing Director and
                   and Chief             Chief Compliance Officer of Nuveen Investments, LLC, Nuveen
                   Compliance Officer    Investments Advisers Inc., and Nuveen Asset Management; Chief
                                         Compliance Officer of Symphony Asset Management, LLC; formerly,
                                         Managing Director and Chief Compliance Officer (2004) of Nuveen
                                         Advisory Corp. and Nuveen Institutional Advisory Corp.*; Head of
                                         Global Compliance (January 2004-May 2004) of Citadel Investment
                                         Group; Director, Midwest Regional Office (1994-2003) United States
                                         Securities and Exchange Commission.

Michael H. Lewers  Managing Director     None

Larry W. Martin    Vice President,       Vice President, Assistant Secretary and Assistant General Counsel of
                   Assistant Secretary   Nuveen Investments, LLC; formerly, Vice President and Assistant
                   and Assistant         Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory
                   General Counsel       Corp. (1988-2004)*; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant
                                         Secretary (since 1997) of Nuveen Asset Management; Vice President
                                         (since 2000); Vice President and Assistant Secretary of Nuveen
                                         Investments Advisers Inc. (since 2002); Assistant Secretary of NWQ
                                         Investment Management Company, LLC (since 2002).


                      Positions and Offices                  Other Business, Profession, Vocation or
Name                    with Rittenhouse                        Employment During Past Two Years
----                  --------------------- -------------------------------------------------------------------------
Leonard H. McCandless  Vice President       Director, The Haverford Trust Company and Financial Consultant,
                       Portfolio Manager    Keystone Organization.

Daniel C. Roarty       Managing Director    None

John P. Waterman       Chief Investment     None
                       Officer

Margaret S. Woolley    Vice President,      None
                       Director of Trading

Gifford R. Zimmerman   Managing Director,   Managing Director (since 2002), Assistant Secretary and Associate
                       Associate General    General Counsel, formerly, Vice President and Assistant General Counsel,
                       Counsel and          of Nuveen Investments, LLC; Managing Director (since 2002), General
                       Assistant Secretary  Counsel (since 1998) and Assistant Secretary, formerly, Vice President of
                                            Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*;
                                            Managing Director (since 2002), Associate General Counsel and Assistant
                                            Secretary, formerly, Vice President (since 2000) of Nuveen Asset
                                            Management; Assistant Secretary of NWQ Investment Management
                                            Company, LLC (since 2002); Vice President and Assistant Secretary of
                                            Nuveen Investments Advisers Inc. (since 2002); Managing Director,
                                            Associate General Counsel and Assistant Secretary of Rittenhouse Asset
                                            Management, Inc. (since 2003); Managing Director (since 2004) and
                                            Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Chartered
                                            Financial Analyst.

--------
* Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were organized into Nuveen Asset Management, effective January 1, 2005.

(c) NWQ Investment Management Company, LLC ("NWQ") acts as sub-investment adviser to the Registrant for the Nuveen NWQ International Value Fund and the Nuveen NWQ Global All-Cap Fund and serves as investment adviser to separately managed accounts. The following is a listing of each director and officer of NWQ. The principal business address of each person is 2049 Century Park East, 16th Floor, Los Angeles, California 90067.

                  Positions and Offices                Other Business, Profession, Vocation or
Name                    with NWQ                          Employment During Past Two Years
----              --------------------- ---------------------------------------------------------------------
Michael C. Mendez   Chief Executive     President and Director (since 1999), Managing Director (1992-1999) of
                    Officer             NWQ Investment Management Company, Inc.

Jon D. Bosse        Chief Investment    Managing Director, Portfolio Manager, Director of Research (1996-
                    Officer and         2001), of NWQ Investment Management Company, Inc.; Chartered
                    Managing Director   Financial Analyst

Edward C. Friedel   Senior Managing     Managing Director (since 1992) of NWQ Investment Management
                    Director            Company, Inc.; Chartered Financial Analyst

(d) Santa Barbara Asset Management ("SBAM") acts as sub-investment adviser to the Registrant for the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund and Nuveen Santa Barbara Dividend Growth Fund and serves as investment adviser to separately managed accounts. The following is a list of each director and officer of SBAM. The principal business address of each person is 200 E. Carrillo St., Suite 300, Santa Barbara, CA 93101.

                      Positions and Offices           Other Business, Profession, Vocation or
Name                        with SBAM                    Employment During Past Two Years
----                  --------------------- -----------------------------------------------------------
Michael G. Mayfield   President, Chief      None
                      Investment Officer

George M. Tharakan,   Director of           None
  CFA                 Research

James R. Boothe, CFA  Portfolio Manager     None

Britton C. Smith, CFA Portfolio Manager     None

Richard P. Boutin     Managing Director     formerly, Managing Director and Secretary
                      (since October 2005)  (1998-October 2005) Santa Barbara Asset Management, S-Corp.
                      Santa Barbara Asset
                      Management, LLC

(e) Symphony Asset Management ("Symphony") acts as sub-investment adviser to the Registrant for the Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund and Nuveen Symphony Small-Mid Cap Core Fund and serves as investment adviser to separately managed accounts. The following is a list of each director and officer of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

                      Positions and Offices           Other Business, Profession, Vocation or
Name                      with Symphony                  Employment During Past Two Years
----                  --------------------- -----------------------------------------------------------
Jeffrey L. Skelton     President and Chief  None
                       Executive Officer

Neil L. Rudolph        Chief Operating      None
                       Officer and Chief
                       Financial Officer

Praveen K. Gottipalli  Vice President and   None
                       Director of
                       Investments

Michael J. Henman      Vice President and   None
                       Director of
                       Business
                       Development

Gunther M. Stein       Vice President and   None
                       Director of Fixed
                       Income Strategies

Shannon M. Parrott     Director of          None
                       Long-only Strategy

David T. Wang          Portfolio Manager    None

Igor B. Lotsvin        Portfolio Manager    None

Item 26: Principal Underwriters
(a) Nuveen Investments, LLC ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust III, and the Registrant. Nuveen is also serving as the principal or co-managing underwriter to Nuveen
                                            , closed-end management type
investment companies.

(b)
  Name and
  Principal Business      Positions and Offices       Positions and
  Address                 with Underwriter            Offices with Registrant
  ----------------------  --------------------------  --------------------------
  Timothy R.              Chairman of the Board,      Chairman and Trustee
    Schwertfeger          Chief Executive Officer,
  333 West Wacker Drive   and Director
  Chicago, IL 60606

  John P. Amboian         President and Director      None
  333 West Wacker Drive
  Chicago, IL 60606

  William Adams IV        Executive Vice President    None
  333 West Wacker Drive
  Chicago, IL 60606

  Name and
  Principal Business      Positions and Offices       Positions and
  Address                 with Underwriter            Offices with Registrant
  ----------------------  --------------------------  --------------------------

  Alan A. Brown           Executive Vice President,   None
  333 West Wacker Drive   Mutual Funds
  Chicago, IL 60606

  Robert K. Burke         Vice President              None
  333 West Wacker Drive
  Chicago, IL 60606

  Peter H. D'Arrigo       Vice President and          Vice President and
  333 West Wacker Drive     Treasurer                   Treasurer
  Chicago, IL 60606

  Jessica R. Droeger      Vice President and          Vice President and
  333 West Wacker Drive     Assistant                   Secretary
  Chicago, IL 60606       Secretary

  Stephen D. Foy          Vice President and Funds    Vice President and
  333 West Wacker Drive     Controller                  Controller
  Chicago, IL 60606

  Mary E. Keefe           Managing Director and       None
  333 West Wacker Drive   Chief Compliance Officer
  Chicago, IL 60606

  John L. MacCarthy       Senior Vice President,      None
  333 West Wacker Drive   Secretary and General
  Chicago, IL 60606         Counsel



  Larry W. Martin         Vice President              Vice President
  333 West Wacker Drive   and Assistant               and Assistant
  Chicago, IL 60606       Secretary                   Secretary

  Paul C. Williams        Managing Director           None
  333 West Wacker Drive
  Chicago, IL 60606

  Margaret E. Wilson      Senior Vice President,      None
  333 West Wacker Drive     Finance
  Chicago, IL 60606

  Gifford R. Zimmerman    Managing Director and       Chief Administrative
  333 West Wacker Drive     Assistant                   Officer
  Chicago, IL 60606       Secretary


(c) Not applicable.

Item 27: Location of Accounts and Records
Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 28: Management Services
Not applicable.

Item 29: Undertakings
Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 1st day of June, 2006.


                                        NUVEEN INVESTMENT TRUST II

                                             /S/  JESSICA R. DROEGER
                                        ________________________________________
                                                  Jessica R. Droeger
                                                    Vice President

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                         Date
        ---------                  -----                         ----

   /S/  STEPHEN D. FOY    Vice President and                 June 1, 2006
------------------------    Controller (principal
     Stephen D. Foy         financial and
                            accounting officer)

/S/  GIFFORD R. ZIMMERMAN Chief Administrative               June 1, 2006
------------------------    Officer (principal
  Gifford R. Zimmerman      executive officer)
Timothy R. Schwertfeger*  Chairman and Trustee    )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
                                                  )
   Robert P. Bremner*     Trustee                 )
                                                  )
   Lawrence H. Brown*     Trustee                 )
                                                  )
     Jack B. Evans*       Trustee                 )
                                                  )       /S/  JESSICA R. DROEGER
   William C. Hunter*     Trustee                 )   By_________________________
                                                  )          Jessica R. Droeger
    David J. Kundert*                             )           Attorney-in-Fact
                                                  )
  William J. Schneider*   Trustee                 )
                                                  )
  Judith M. Stockdale*    Trustee                 )          June 1, 2006
                                                  )
   Eugene S. Sunshine*                            )


* An original power of attorney authorizing, among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and have been or are being filed with the Securities and Exchange Commission or are being filed herein.

                                 EXHIBIT INDEX




Exhibit
Number                                                     Exhibit
-------   ----------------------------------------------------------------------------------------------------------
  (d)(14) Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds NWQ Global Investors, LLC

  (d)(15) Form Investment Sub-Advisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management

  (d)(16) Form of Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management

  (d)(18) Amended Management Agreement between Registrant and Nuveen Asset Management

  (d)(19) Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds NWQ Global Investors, LLC

  (d)(20) Temporary Expense Cap Agreement by and between Registrant and Nuveen Asset Management

  (g)(4)  Amended Appendix A to the Custodian Agreement

  (h)(3)  Amended Schedule to the Transfer Agency Agreement

  (i)(17) Opinion and Consent of Chapman and Cutler LLP

  (i)(18) Opinion and Consent of Bingham McCutchen LLP

  (j)     Consent of Independent Registered Public Accounting Firm